UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09453

Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2012

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP

Nuveen Michigan Dividend Advantage Municipal Fund
NZW

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO

Nuveen Ohio Dividend Advantage Municipal Fund
NXI

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ

August

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	10

Common Share Dividend and Price Information	12

Performance Overviews	14

Shareholder Meeting Report	21

Portfolios of Investments	22

Statement of Assets and Liabilities	61

Statement of Operations	63

Statement of Changes in Net Assets	65

Statement of Cash Flows	68

Financial Highlights	70

Notes to Financial Statements	82

Annual Investment Management Agreement Approval Process	96

Reinvest Automatically, Easily and Conveniently	105

Glossary of Terms Used in this Report	107

Additional Fund Information	111

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates and announced on September 13, 2012 (after the close of this reporting period) another program of quantitative easing (QE3) to continue until mid-2015. Pre-election maneuvering has added to the already highly partisan atmosphere in Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 22, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)

Portfolio manager Daniel Close reviews key investment strategies and the six-month performance of the Nuveen Michigan and Ohio Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

What key strategies were used to manage the Michigan and Ohio Funds during the six-month reporting period ended August 31, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the availability of tax-exempt supply improved over that of the same six-month period a year earlier, the pattern of new issuance remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve, and the yield curve flattened. During this period, we saw an increasing number of borrowers come to market seeking to take advantage of the low rate environment, with approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep the Funds fully invested. During this period, the Michigan Funds found value in several areas of the market, including water and sewer, health care, local general obligation (GO) bonds, Michigan tobacco credits, and, in NUM, a higher education issue. We also added Michigan unemployment obligation assessment revenue bonds issued in June 2012 by the Michigan Finance Authority as a successor to short-term financing completed in December 2011. The new bonds, which were rated AAA by all three national rating agencies, were part of a $3 billion issue backed by a special tax on employers, with the proceeds used to eliminate the debt incurred when the state borrowed money from the federal government to pay unemployment benefits beginning in 2007.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

In the Ohio Funds, we also purchased water and sewer credits and local GOs as well as appropriation and dedicated tax issues. In addition, based on recent tobacco consumption data, NUO swapped some of its higher dollar-priced Buckeye tobacco holdings for tobacco bonds with lower dollar prices.

In general during this period, we focused on bonds with long intermediate to longer maturities. This enabled us to take advantage of attractive yields at the longer end of the municipal yield curve and also provided some protection for the Funds’ duration and yield curve positioning. We also purchased lower-rated bonds when we found attractive opportunities, as we believed these bonds continued to offer relative value.

Cash for new purchases during this period was generated primarily by the proceeds from a meaningful number of bond calls resulting from the increase in refinancings. During this period, we worked to redeploy these proceeds to keep the Funds as fully invested as possible. Overall, selling was minimal because the bonds in our portfolios generally offered higher yields than those available in the current marketplace. The Michigan Funds sold selected pre-refunded bonds to help finance the purchase of the Michigan unemployment bonds, while the Ohio Funds had only two sales of pre-refunded bonds during this period.

As of August 31, 2012, all seven of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen Michigan and Ohio Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/12

	6-Month	1-Year	5-Year	10-Year
Michigan Funds
NUM	4.48%	13.71%	7.55%	6.27%
NMP	5.12%	13.38%	7.34%	6.04%
NZW	4.68%	13.91%	7.15%	6.28%

S&P Michigan Municipal Bond Index**	3.56%	9.87%	5.93%	5.23%
S&P Municipal Bond Index**	3.24%	9.35%	6.00%	5.28%
Lipper Michigan Municipal Debt Funds Classification Average**	4.81%	14.99%	7.18%	6.12%

Ohio Funds
NUO	4.37%	13.42%	7.81%	6.30%
NXI	4.27%	13.61%	7.51%	6.57%
NBJ	3.84%	13.14%	7.45%	6.41%
NVJ	4.43%	13.60%	7.51%	6.39%

S&P Ohio Municipal Bond Index**	4.42%	10.45%	5.50%	4.98%
S&P Municipal Bond Index**	3.24%	9.35%	6.00%	5.28%
Lipper Other States Municipal Debt Funds Classification Average**	4.63%	14.84%	7.25%	6.24%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

6	Nuveen Investments

For the six months ended August 31, 2012, the cumulative returns on common share net asset value (NAV) for the three Michigan Funds exceeded the return for the S&P Michigan Municipal Bond Index. Among the Ohio Funds, NVJ, NUO and NXI performed in line with the S&P Ohio Municipal Bond Index, and NBJ trailed the S&P Ohio return. All seven Funds outperformed the S&P Municipal Bond Index. For the same period, NMP exceeded the average return for the Lipper Michigan Municipal Debt Funds Classification Average, NZW performed in line with this classification and NUM underperformed the Lipper Michigan average, while the Ohio Funds trailed the average return for the Lipper Other States Municipal Debt Funds Classification Average. Shareholders of the Ohio Funds should note that the performance of the Lipper Other States Classification represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, which may make direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. For the period, duration and yield curve positioning was a positive contributor to the performance of all of these Funds, which had heavier exposures to the outperforming longer segments of the yield curve and correspondingly smaller weightings in the shorter parts of the curve that produced weaker returns. All of the Funds also benefited from their holdings of zero coupon bonds, which generally outperformed the market during this period due to their longer durations.

Credit exposure was another important factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the Funds generally benefited from their holdings of lower rated credits. Among the Michigan Funds, this was especially true in NMP, which had the highest allocation of bonds rated BBB, while NUM’s heavier weighting in AAA bonds detracted from its performance.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, housing and transportation credits. Tobacco credits backed by the 1998 master tobacco settlement agreement also performed very well, as these bonds benefited from several market developments, including increased demand for higher yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales

Nuveen Investments	7

had fallen less steeply than anticipated, the 46 states participating in the agreement, including Michigan and Ohio, stand to receive increased payments from the tobacco companies. As of August 31, 2012, all three of the Michigan Funds were overweight in tobacco bonds relative to the S&P Michigan Index, which benefited their performance as these bonds rallied. Although the Ohio Funds’ participation in this rally was restrained by their underweight relative to the S&P Ohio Index’s weighting in tobacco bonds, NUO benefited from having the largest allocation of tobacco credits among these Funds, while NBJ held the fewest of these bonds.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. On the whole, the Ohio Funds held heavier weightings of pre-refunded bonds than the Michigan Funds, with NUO having the largest allocation of these bonds as of August 31, 2012, while NMP held the fewest pre-refunded bonds overall. General obligation (GO) bonds and utilities credits also lagged the performance of the general municipal market for this period.

APPROVED FUND REORGANIZATIONS

On April 18, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for all the Michigan and Ohio Funds included in this report. The reorganizations are intended to create a single larger state Fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

	Acquired Fund	Symbol	Acquiring Fund	Symbol
•	Nuveen Michigan Premium	NMP	Nuveen Michigan Quality	NUM
	Income Municipal Fund, Inc.		Income Municipal Fund, Inc.
•	Nuveen Michigan3 Dividend	NZW
Advantage Municipal Fund
•	Nuveen Ohio Dividend	NXI
	Advantage Municipal Fund		Nuveen Ohio Quality
•	Nuveen Ohio Dividend	NBJ	Income Municipal Fund, Inc.	NUO
Advantage Municipal Fund 2
•	Nuveen Ohio Dividend	NVJ
Advantage Municipal Fund 3

8	Nuveen Investments

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer their assets to the Acquiring Funds in exchange for common and preferred shares of the Acquiring Funds, and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.In addition, shareholders of the Acquired Funds will become shareholders of the Acquiring Funds. Holders of common shares will receive newly issued common shares of the Acquiring Funds, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund will receive on a one-for-one basis newly issued preferred shares of their Acquiring Fund, in exchange for preferred shares of their Acquired Fund held immediately prior to the reorganization.

Nuveen Investments	9

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of August 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares or Variable Rate MuniFund Term Preferred (VMTP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NZW	2015	$ 16,313,000	2.30%	NZW PrC
NXI	2015	$ 19,450,000	2.35%	NXI PrC
NXI	2016	$ 11,653,400	2.95%	NXI PrD
NBJ	2014	$ 24,244,000	2.35%	NBJ PrA
NVJ	2014	$ 18,470,150	2.35%	NVJ PrA

VMTP Shares
		VMTP Shares Issued
Fund	Series	at Liquidation Value
NUM	2014	$ 87,900,000
NMP	2014	$ 53,900,000
NUO	2014	$ 73,500,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP and VMTP Shares.)

10	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Nuveen Investments	11

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended August 31, 2012, NVJ, NXI and NZW each had one monthly dividend reduction, while the dividends of NBJ, NMP, NUM and NUO remained stable throughout the reporting period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2012, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of August 31, 2012 and the since inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NUO and NBJ have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NUM	160,700	1.4%
NMP	145,400	1.9%
NZW	13,900	0.7%
NUO	—	—
NXI	600	0.0% *
NBJ	—	—
NVJ	1,700	0.1%

* Rounds to less than 0.1%.

12	Nuveen Investments

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

As of August 31, 2012, and during the current reporting period, the Funds’ common share prices were trading at (+) premiums and/or (-) discounts to their common share NAVs as shown in the accompanying table.

	8/31/12	Six-Month Average
Fund	(+)Premium/(-) Discount	(+)Premium/(-) Discount
NUM	(-)4.07%	(-)3.42%
NMP	(-)4.38%	(-)3.87%
NZW	(-)5.92%	(-)5.73%
NUO	(+)6.77%	(+)2.90%
NXI	(+)1.55%	(-)1.09%
NBJ	(+)1.52%	(-)2.11%
NVJ	(+)1.93%	(-)0.59%

Nuveen Investments	13

NUM	Nuveen Michigan
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.55
Common Share Net Asset Value (NAV)		$16.21
Premium/(Discount) to NAV		-4.07%
Market Yield		5.71%
Taxable-Equivalent Yield1		8.29%
Net Assets Applicable to Common Shares ($000)		$187,258

Leverage
Regulatory Leverage		31.95%
Effective Leverage		34.70%

Average Annual Total Returns
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	3.89%	4.48%
1-Year	19.84%	13.71%
5-Year	8.75%	7.55%
10-Year	6.39%	6.27%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General		33.6%
U.S. Guaranteed		15.4%
Tax Obligation/Limited		12.7%
Water and Sewer		11.2%
Health Care		9.2%
Utilities		6.7%
Other		11.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

14	Nuveen Investments

NMP	Nuveen Michigan
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.05
Common Share Net Asset Value (NAV)		$15.74
Premium/(Discount) to NAV		-4.38%
Market Yield		5.82%
Taxable-Equivalent Yield1		8.45%
Net Assets Applicable to Common Shares ($000)		$119,693

Leverage
Regulatory Leverage		31.05%
Effective Leverage		34.08%

Average Annual Total Returns
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	3.65%	5.12%
1-Year	19.42%	13.38%
5-Year	8.52%	7.34%
10-Year	6.37%	6.04%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General		33.8%
Water and Sewer		14.4%
Health Care		13.5%
Tax Obligation/Limited		9.6%
U.S. Guaranteed		9.2%
Utilities		9.0%
Other		10.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	15

NZW	Nuveen Michigan
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price		$14.63
Common Share Net Asset Value (NAV)		$15.55
Premium/(Discount) to NAV		-5.92%
Market Yield		5.25%
Taxable-Equivalent Yield1		7.62%
Net Assets Applicable to Common Shares ($000)		$31,928

Leverage
Regulatory Leverage		33.82%
Effective Leverage		37.00%

Average Annual Total Returns
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	5.05%	4.68%
1-Year	18.34%	13.91%
5-Year	5.48%	7.15%
10-Year	6.12%	6.28%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General		23.1%
Water and Sewer		13.6%
Tax Obligation/Limited		13.5%
U.S. Guaranteed		11.6%
Health Care		9.2%
Education and Civic Organizations		7.8%
Utilities		7.8%
Housing/Multifamily		5.0%
Other		8.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

16	Nuveen Investments

NUO	Nuveen Ohio
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2012

Fund Snapshot
Common Share Price		$18.61
Common Share Net Asset Value (NAV)		$17.43
Premium/(Discount) to NAV		6.77%
Market Yield		5.16%
Taxable-Equivalent Yield1		7.58%
Net Assets Applicable to Common Shares ($000)		$170,518

Leverage
Regulatory Leverage		30.12%
Effective Leverage		34.15%

Average Annual Total Returns
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	13.32%	4.37%
1-Year	27.52%	13.42%
5-Year	11.04%	7.81%
10-Year	6.32%	6.30%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed		20.4%
Tax Obligation/General		18.6%
Health Care		16.4%
Tax Obligation/Limited		13.8%
Education and Civic Organizations		8.2%
Consumer Staples		5.5%
Water and Sewer		4.3%
Other		12.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	17

NXI	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price		$16.34
Common Share Net Asset Value (NAV)		$16.09
Premium/(Discount) to NAV		1.55%
Market Yield		5.07%
Taxable-Equivalent Yield1		7.44%
Net Assets Applicable to Common Shares ($000)		$68,354

Leverage
Regulatory Leverage		31.27%
Effective Leverage		35.12%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.17%	4.27%
1-Year	24.34%	13.61%
5-Year	9.63%	7.51%
10-Year	6.62%	6.57%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		19.9%
Tax Obligation/General		19.2%
Health Care		17.8%
U.S. Guaranteed		14.0%
Education and Civic Organizations		6.6%
Utilities		5.5%
Water and Sewer		5.0%
Other		12.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

18	Nuveen Investments

NBJ	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2012

Fund Snapshot
Common Share Price		$16.01
Common Share Net Asset Value (NAV)		$15.77
Premium/(Discount) to NAV		1.52%
Market Yield		5.25%
Taxable-Equivalent Yield1		7.71%
Net Assets Applicable to Common Shares ($000)		$49,241

Leverage
Regulatory Leverage		32.99%
Effective Leverage		37.24%

Average Annual Total Returns
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.04%	3.84%
1-Year	24.06%	13.14%
5-Year	9.79%	7.45%
10-Year	6.56%	6.41%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General		29.6%
Tax Obligation/Limited		16.7%
Health Care		14.9%
U.S. Guaranteed		14.7%
Utilities		6.5%
Education and Civic Organizations		4.9%
Other		12.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	19

NVJ	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of August 31, 2012

Fund Snapshot
Common Share Price		$16.35
Common Share Net Asset Value (NAV)		$16.04
Premium/(Discount) to NAV		1.93%
Market Yield		5.17%
Taxable-Equivalent Yield1		7.59%
Net Assets Applicable to Common Shares ($000)		$34,624

Leverage
Regulatory Leverage		34.79%
Effective Leverage		37.46%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	3.78%	4.43%
1-Year	21.27%	13.60%
5-Year	8.77%	7.51%
10-Year	6.46%	6.39%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	25.5%
U.S. Guaranteed	17.4%
Health Care	16.0%
Tax Obligation/Limited	12.3%
Education and Civic Organizations	6.3%
Consumer Staples	4.8%
Water and Sewer	4.8%
Other	12.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

20	Nuveen Investments

Shareholder Meeting Report
NBJ

The annual meeting of shareholders for NBJ was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting was subsequently adjourned to December 16, 2011. The meeting was additionally adjourned to January 31, 2012, March 5, 2012 and March 14, 2012.

	NBJ
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together
	as a class	as a class
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	2,565,246	794,267
Against	393,173	205,300
Abstain	98,512	25,500
Broker Non-Votes	732,662	523,932
Total	3,789,593	1,548,999
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	2,515,564	778,267
Against	416,010	221,300
Abstain	125,357	25,500
Broker Non-Votes	732,662	523,932
Total	3,789,593	1,548,999

Nuveen Investments	21

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.3% (2.9% of Total Investments)
$8,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	$8,058,718
	Education and Civic Organizations – 3.3% (2.3% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	208,175
755	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	11/15 at 100.00	B+	590,017
385	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BBB–	424,386
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured	3/13 at 100.00	N/R	1,686,601
2,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	2,226,560
1,000	Michigan Technological University, General Revenue and Refunding Bonds, Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	Aa3	1,129,530
6,075	Total Education and Civic Organizations			6,265,269
	Health Care – 13.5% (9.2% of Total Investments)
2,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	2,165,300
1,080	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA–	1,173,409
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
3,000	5.000%, 1/15/31	1/22 at 100.00	AA	3,383,640
750	5.000%, 1/15/42	1/22 at 100.00	AA	823,170
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
500	5.000%, 11/01/25	11/22 at 100.00	A	569,780
2,500	5.000%, 11/01/42	11/22 at 100.00	A	2,701,600
4,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	4,432,080
4,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	4,706,718
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA–	2,825,350
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21	11/12 at 100.00	BBB	1,001,470
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,481,833
22,580	Total Health Care			25,264,350
	Housing/Multifamily – 5.7% (3.9% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)	12/20 at 101.00	AA+	3,008,118
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
210	3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	216,495
1,860	3.875%, 11/01/17 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,919,799
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%, 10/01/37 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	140,122
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA	1,344,798
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	217,854

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	$1,961,674
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41	4/22 at 100.00	AA	1,810,077
9,935	Total Housing/Multifamily			10,618,937
	Housing/Single Family – 1.6% (1.1% of Total Investments)
1,890	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AA+	2,050,329
785	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2011A, 4.600%, 12/01/26	6/21 at 100.00	AA+	870,282
2,675	Total Housing/Single Family			2,920,611
	Tax Obligation/General – 49.4% (33.6% of Total Investments)
1,620	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa2	1,949,621
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	1,097,730
1,000	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012, 4.000%, 5/01/32	5/21 at 100.00	AA–	1,035,170
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/20	5/13 at 100.00	Aa2	2,175,283
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,062,870
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.861%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	2,602,869
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/20	No Opt. Call	AA–	1,059,450
1,900	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA–	2,188,762
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/19 – FGIC Insured	No Opt. Call	Aa2	2,457,940
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured	2/13 at 100.00	BBB+	701,974
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	5,736,050
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,851,660
100	0.000%, 12/01/27	No Opt. Call	AAA	58,956
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,825,761
1,700	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	1,879,061
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	Aa2	2,169,522
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/35 – AGM Insured	5/15 at 100.00	AA	208,264
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured	5/16 at 100.00	Aa2	2,718,902
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	2,975,003
865	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa2	923,638
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/30 – SYNCORA GTY Insured	5/17 at 100.00	AA–	1,622,535

Nuveen Investments	23

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$550	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012, 5.000%, 6/01/20	No Opt. Call	A+	$625,537
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa2	1,230,520
100	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	118,597
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa3	3,136,175
3,950	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	4,244,236
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – NPFG Insured	5/15 at 100.00	AA–	1,764,325
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	5,070,776
1,120	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,225,146
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.934%, 5/01/15 – AGM Insured (IF)	No Opt. Call	Aa2	1,427,604
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	Aa2	4,600,487
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	1,774,471
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA–	712,525
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	593,356
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA–	890,000
300	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/19	No Opt. Call	AA–	364,440
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	Aa2	1,092,840
200	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA–	230,098
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured	5/15 at 100.00	Aa2	3,327,718
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	AA	1,756,716
1,000	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	1,114,620
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	Aa2	2,178,100
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	Aa1	2,550,730
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008:
310	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	340,805
575	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	620,954
1,205	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+	1,389,148
5,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	BBB+	5,011,850
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AGM Insured	11/14 at 100.00	Aa2	3,661,316
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa3	2,132,997
91,399	Total Tax Obligation/General			92,487,108

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 18.6% (12.7% of Total Investments)
$1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	$1,452,204
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds, Series 1998, 5.000%, 4/01/16	No Opt. Call	AA	1,144,060
2,635	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA	3,020,948
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	2,336,373
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA–	3,457,650
6,200	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA–	2,901,166
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	4,710,041
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,336,181
5,000	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	5,231,550
700	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	810,936
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,922,980
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	1,096,120
420	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	438,946
53,935	Total Tax Obligation/Limited			34,859,155
	Transportation – 1.5% (1.0% of Total Investments)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A	505,905
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,282,040
2,500	Total Transportation			2,787,945
	U.S. Guaranteed – 22.6% (15.4% of Total Investments) (4)
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20 (Pre-refunded 10/01/12)	10/12 at 100.50	AAA	1,210,836
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA– (4)	972,063
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,184,551
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,559,460
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/21 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa2 (4)	1,478,232
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa2 (4)	1,148,933
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	AA (4)	1,854,655
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured	11/14 at 100.00	Aa2 (4)	4,273,354
575	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32 (Pre-refunded 4/01/13)	4/13 at 100.00	AA+ (4)	593,716
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1 (4)	1,540,845
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	11/12 at 100.00	Aaa	3,472,802

Nuveen Investments	25

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C:
$125	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	$126,625
1,375	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	1,392,820
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
1,025	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,151,003
500	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	561,465
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,500	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	1,516,140
2,080	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	2,081,934
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AA+ (4)	3,514,805
2,000	Michigan State, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/20 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	2,067,460
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (4)	1,172,322
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	122,346
915	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	1,317,024
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa	4,907,618
39,650	Total U.S. Guaranteed			42,221,009
	Utilities – 9.8% (6.7% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	AA–	238,515
5,000	5.000%, 7/01/32	7/18 at 100.00	AA–	5,462,700
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
900	17.770%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,408,428
500	17.924%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	782,460
2,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 – AGM Insured	1/22 at 100.00	A2	2,124,760
500	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011, 5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	573,825
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured	No Opt. Call	A	4,781,400
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB+	3,010,440
15,745	Total Utilities			18,382,528
	Water and Sewer – 16.5% (11.2% of Total Investments)
2,000	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–	2,118,600
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA–	5,770,105
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,658,745
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA	575,662
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – NPFG Insured	7/13 at 100.00	A+	1,512,405

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 – BHAC Insured	7/18 at 100.00	AA+	$482,061
2,915	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	3,071,623
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	732,213
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,253,747
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,408,540
710	5.000%, 10/01/32	10/22 at 100.00	AAA	851,560
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/19	10/14 at 100.00	AAA	4,583,259
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23	10/14 at 100.00	AAA	1,249,464
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	AAA	1,163,010
1,000	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	1,117,460
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,062,180
300	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	333,318
28,480	Total Water and Sewer			30,943,952
$280,974	Total Investments (cost $250,851,129) – 146.8%			274,809,582
	Floating Rate Obligations – (1.9)%			(3,630,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (47.0)% (6)			(87,900,000)
	Other Assets Less Liabilities – 2.1%			3,978,183
	Net Assets Applicable to Common Shares – 100%			$187,257,765

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	27

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (2.6% of Total Investments)
$4,500	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	$4,533,030
	Education and Civic Organizations – 2.4% (1.6% of Total Investments)
500	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	416,350
500	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	11/15 at 100.00	B+	390,740
335	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BBB–	369,271
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,669,920
2,835	Total Education and Civic Organizations			2,846,281
	Health Care – 19.5% (13.5% of Total Investments)
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	1,623,975
630	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA–	684,489
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,000	5.000%, 1/15/31	1/22 at 100.00	AA	2,255,760
750	5.000%, 1/15/42	1/22 at 100.00	AA	823,170
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
250	5.000%, 11/01/25	11/22 at 100.00	A	284,890
1,000	5.000%, 11/01/42	11/22 at 100.00	A	1,080,640
3,000	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	3,250,500
4,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	4,432,080
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	3,128,246
1,350	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA–	1,525,689
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39	8/19 at 100.00	A1	3,995,215
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	322,138
20,955	Total Health Care			23,406,792
	Housing/Multifamily – 6.1% (4.2% of Total Investments)
820	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32 (Alternative Minimum Tax)	4/14 at 100.00	Aaa	837,351
1,130	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green Project, Series 1993, 5.625%, 10/15/18 – AGM Insured	10/12 at 100.00	AA–	1,132,689
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa Project, Series 1993, 6.000%, 4/15/18 – AGM Insured	10/12 at 100.00	Aaa	1,504,650
1,260	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A, 3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,298,972
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA	827,568
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	27,232

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
$130	6.600%, 6/01/13	12/12 at 100.00	AA+	$130,611
1,500	6.600%, 6/01/22	12/12 at 100.00	AA+	1,504,290
7,165	Total Housing/Multifamily			7,263,363
	Housing/Single Family – 0.9% (0.6% of Total Investments)
945	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AA+	1,025,164
	Tax Obligation/General – 48.9% (33.8% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/21	11/13 at 100.00	Aa2	1,549,134
345	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa2	415,197
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	1,097,730
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa2	107,629
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	Aa2	2,385,315
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.861%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	1,684,737
1,050	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/36	5/21 at 100.00	AA–	1,212,131
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,254,484
1,075	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	1,349,534
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	2/13 at 100.00	BBB+	772,171
6,990	5.250%, 2/01/27 – FGIC Insured	2/13 at 100.00	BBB+	6,997,130
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	961,841
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 – NPFG Insured	5/16 at 100.00	Aa2	1,762,299
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	Aa2	1,401,500
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,058,720
865	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa2	923,638
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/30 – SYNCORA GTY Insured	5/17 at 100.00	AA–	459,718
340	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012, 5.000%, 6/01/20	No Opt. Call	A+	386,696
2,500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa2	3,076,300
800	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	948,776
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	2,632,501
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	3,828,580
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured	5/14 at 100.00	Aa2	1,141,382

Nuveen Investments	29

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.934%, 5/01/15 – AGM Insured (IF)	No Opt. Call	Aa2	$923,069
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/27 – AGM Insured	5/15 at 100.00	Aa2	1,084,510
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	Aa2	1,092,840
125	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA–	143,811
500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	557,310
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	Aa2	1,633,575
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	879,496
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	1,457,892
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation Refunding Bonds, Series 2003, 5.250%, 5/01/20	5/13 at 100.00	AA	2,892,713
1,680	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+	1,936,738
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/12 at 100.00	BBB+	1,507,290
4,435	5.000%, 12/01/30 – NPFG Insured	12/12 at 100.00	BBB+	4,437,129
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2011, 4.500%, 5/01/31 – AGM Insured	5/21 at 100.00	AA–	1,592,971
54,111	Total Tax Obligation/General			58,546,487
	Tax Obligation/Limited – 13.8% (9.6% of Total Investments)
915	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,018,212
1,675	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA	1,920,337
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3	1,750,912
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	3,055,162
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,231,550
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,594,849
450	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	521,316
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	470,300
15,450	Total Tax Obligation/Limited			16,562,638
	Transportation – 2.1% (1.5% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32	1/17 at 100.00	AAA	248,018
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,282,040
2,230	Total Transportation			2,530,058
	U.S. Guaranteed – 13.3% (9.2% of Total Investments) (4)
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/23 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	Aa2 (4)	2,580,150
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	A (4)	1,031,104

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/22 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa2 (4)	$2,111,760
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004:
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	539,230
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	539,230
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1 (4)	1,540,845
675	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	11/12 at 100.00	N/R (4)	684,254
	Hospital, Series 1992A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C:
85	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	86,105
915	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	926,858
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	477,245
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	168,440
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
2,435	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	2,461,201
200	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	200,186
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa2 (4)	1,078,810
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	AA– (4)	1,543,218
15,225	Total U.S. Guaranteed			15,968,636
	Utilities – 13.0% (9.0% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	138,671
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,731,350
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
700	17.770%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,095,444
360	17.924%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	563,371
1,250	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 – AGM Insured	1/22 at 100.00	A2	1,327,975
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	2,042,392
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	2,299,704
1,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	1,354,227
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB+	3,010,440
990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	12/12 at 100.00	Ba1	993,990
13,855	Total Utilities			15,557,564
	Water and Sewer – 20.8% (14.4% of Total Investments)
1,250	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–	1,324,125
3,600	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA–	3,776,796
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	1,103,695
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,658,745
Nuveen Investments	31

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA	$1,141,134
1,945	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	2,049,505
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – NPFG Insured	7/15 at 100.00	AA+	1,416,038
390	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	423,056
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	471,844
285	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	341,823
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	AAA	1,163,010
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 – NPFG Insured	11/16 at 100.00	Aa3	9,058,283
500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	558,730
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	388,871
23,025	Total Water and Sewer			24,875,655
$160,296	Total Investments (cost $160,982,881) – 144.6%			173,115,668
	Floating Rate Obligations – (1.9)%			(2,330,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (45.0)% (6)			(53,900,000)
	Other Assets Less Liabilities – 2.3%			2,806,949
	Net Assets Applicable to Common Shares – 100%			$119,692,617

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

32	Nuveen Investments

Nuveen Michigan Dividend Advantage Municipal Fund
NZW	Portfolio of Investments

August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5% (3.7% of Total Investments)
$1,750	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	$1,762,842
	Education and Civic Organizations – 11.8% (7.8% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	208,175
85	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BBB–	93,696
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured	3/13 at 100.00	N/R	1,149,920
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	250,298
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,669,920
350	Michigan Technological University, General Revenue and Refunding Bonds, Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	Aa3	395,336
3,585	Total Education and Civic Organizations			3,767,345
	Health Care – 13.9% (9.2% of Total Investments)
500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	541,325
90	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA–	97,784
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
500	5.000%, 1/15/31	1/22 at 100.00	AA	563,940
500	5.000%, 1/15/42	1/22 at 100.00	AA	548,780
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
250	5.000%, 11/01/25	11/22 at 100.00	A	284,890
250	5.000%, 11/01/42	11/22 at 100.00	A	270,160
1,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	1,108,020
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A1	174,882
475	5.750%, 11/15/39	11/19 at 100.00	A1	545,291
150	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA–	169,521
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	128,855
3,965	Total Health Care			4,433,448
	Housing/Multifamily – 7.6% (5.0% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)	8/14 at 100.00	Aaa	1,735,955
370	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A, 3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	381,444
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA	206,892
100	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	108,927
2,370	Total Housing/Multifamily			2,433,218

Nuveen Investments	33

Nuveen Michigan Dividend Advantage Municipal Fund (continued)
NZW	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 2.9% (1.9% of Total Investments)
$470	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AA+	$509,870
375	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2011A, 4.600%, 12/01/26	6/21 at 100.00	AA+	415,740
845	Total Housing/Single Family			925,610
	Industrials – 1.6% (1.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series 2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	513,180
	Tax Obligation/General – 34.8% (23.1% of Total Investments)
345	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa2	415,197
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	219,546
500	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012, 4.000%, 5/01/33	5/21 at 100.00	AA–	514,830
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.861%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	490,493
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building& Site, Series 2011B:
150	5.500%, 5/01/36	5/21 at 100.00	AA–	173,162
290	5.500%, 5/01/41	5/21 at 100.00	AA–	334,074
50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured	2/13 at 100.00	BBB+	50,141
300	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	331,599
430	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa2	459,150
100	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012, 5.000%, 6/01/20	No Opt. Call	A+	113,734
500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa2	615,260
100	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	118,597
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	Aa2	1,532,980
420	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	451,286
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,093,880
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.934%, 5/01/15 – AGM Insured (IF)	No Opt. Call	Aa2	269,467
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured	5/18 at 100.00	Aa2	834,840
200	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/19	No Opt. Call	AA–	242,960
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	Aa2	109,284
25	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA–	28,762
35	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	39,012

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	Aa2	$108,905
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	242,982
65	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+	74,933
1,690	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	12/12 at 100.00	BBB+	1,690,811
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AGM Insured	11/14 at 100.00	Aa2	546,465
10,157	Total Tax Obligation/General			11,102,350
	Tax Obligation/Limited – 20.3% (13.5% of Total Investments)
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	294,892
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	636,765
500	5.000%, 10/01/30	10/21 at 100.00	AA	564,345
500	5.000%, 10/01/31	10/21 at 100.00	AA	563,095
330	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	A–	340,161
420	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA	481,517
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
1,520	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA–	711,254
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	763,790
	Michigan State Trunk Line Fund Refunding Bonds, Series 2009:
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,240,608
150	5.000%, 11/15/36	11/21 at 100.00	AA+	173,772
700	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	731,577
6,825	Total Tax Obligation/Limited			6,501,776
	Transportation – 2.6% (1.7% of Total Investments)
250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A	252,953
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	570,510
750	Total Transportation			823,463
	U.S. Guaranteed – 17.6% (11.6% of Total Investments) (4)
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA– (4)	748,541
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa2 (4)	539,405
525	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32 (Pre-refunded 4/01/13)	4/13 at 100.00	AA+ (4)	542,089
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C:
85	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	86,105
915	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	926,858
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
425	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	477,245
335	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	376,182

Nuveen Investments	35

Nuveen Michigan Dividend Advantage Municipal Fund (continued)
NZW	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
$500	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	$505,380
400	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	Baa3 (4)	400,372
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	122,346
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	885,213
5,105	Total U.S. Guaranteed			5,609,736
	Utilities – 11.7% (7.8% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – AGM Insured	7/13 at 100.00	AA–	1,145,295
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	AA–	55,469
750	5.000%, 7/01/32	7/18 at 100.00	AA–	819,405
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
100	17.770%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	156,492
250	17.924%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	391,230
250	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 – AGM Insured	1/22 at 100.00	A2	265,595
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
500	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	573,825
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA–	330,525
3,305	Total Utilities			3,737,836
	Water and Sewer – 20.5% (13.6% of Total Investments)
250	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–	264,825
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA–	1,049,110
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,105,830
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA	285,284
490	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	516,328
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	135,595
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	166,533
140	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	167,913
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	1,128,800
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	583,365

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.250%, 10/01/31	10/21 at 100.00	A	$555,440
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	531,090
50	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	55,553
5,985	Total Water and Sewer			6,545,666
$45,142	Total Investments (cost $44,212,080) – 150.8%			48,156,470
	Floating Rate Obligations – (2.1)%			(665,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.1)% (6)			(16,313,000)
	Other Assets Less Liabilities – 2.4%			749,098
	Net Assets Applicable to Common Shares – 100%			$31,927,568

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.8% (5.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$4,000	5.125%, 6/01/24	6/17 at 100.00	B	$3,395,520
11,945	5.875%, 6/01/47	6/17 at 100.00	BB	9,701,249
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	114,998
16,060	Total Consumer Staples			13,211,767
	Education and Civic Organizations – 11.6% (8.2% of Total Investments)
920	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	1,060,659
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,727,435
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,823,850
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/29	12/15 at 100.00	Ba2	955,390
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton, 2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured	12/16 at 100.00	A	2,588,214
935	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA	1,018,496
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,380,720
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15	12/12 at 100.00	Ba2	1,001,000
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	1,601,190
2,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.750%, 5/01/28	11/18 at 100.00	A–	2,286,280
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured	1/13 at 100.00	AA–	1,530,159
2,605	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	AA–	2,770,808
18,610	Total Education and Civic Organizations			19,744,201
	Health Care – 23.2% (16.4% of Total Investments)
1,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	1,105,330
2,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	2,721,675
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	3,500,306
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	274,490
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	332,106
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	1,282,176
2,400	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.264%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	2,876,928

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
$2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	BBB	$2,588,184
1,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,287,355
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	1,178,010
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	96,301
40	5.125%, 11/15/40	11/18 at 100.00	AA–	43,029
2,665	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	3,223,824
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A2	852,125
430	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	470,807
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,552,440
2,500	5.000%, 5/01/32	5/14 at 100.00	AA	2,580,800
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,432,040
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured	1/17 at 100.00	AA+	107,110
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
1,315	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,454,942
50	5.250%, 1/01/33	1/18 at 100.00	Aa2	55,284
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	1,318,248
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	1,122,030
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
375	19.525%, 1/01/17 (IF)	No Opt. Call	Aa2	528,540
2,700	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	4,017,924
1,100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)	No Opt. Call	Aa2	1,636,932
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	1,264,824
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A2	670,344
34,765	Total Health Care			39,574,104
	Housing/Multifamily – 5.0% (3.6% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project, Series 1994A, 5.950%, 2/20/30	2/13 at 100.00	Aaa	1,387,853
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Longwood Phase One Associates LP, Series 2001A:
2,120	5.350%, 1/20/21 (Alternative Minimum Tax)	1/13 at 101.00	Aaa	2,144,740
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	1/13 at 101.00	Aaa	2,274,953
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	869,472
695	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	724,107
1,100	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	1,173,744
8,350	Total Housing/Multifamily			8,574,869

Nuveen Investments	39

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.3% (0.2% of Total Investments)
$570	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	$587,670
	Industrials – 1.0% (0.7% of Total Investments)
660	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	BBB–	669,194
970	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	11/12 at 100.00	BBB–	971,843
1,630	Total Industrials			1,641,037
	Long-Term Care – 1.0% (0.7% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	540,813
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	1,244,558
1,655	Total Long-Term Care			1,785,371
	Materials – 1.3% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	2,149,660
	Tax Obligation/General – 26.2% (18.6% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
110	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	Aa1	115,803
100	5.000%, 12/01/22 – NPFG Insured	12/13 at 100.00	Aa1	105,275
2,630	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012, 5.000%, 12/01/28 – AGM Insured	6/22 at 100.00	AAA	3,176,724
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AA	1,073,780
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,656,090
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,312,488
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,079,030
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – NPFG Insured	6/15 at 100.00	Aa2	1,318,420
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,132,560
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	1,614,990
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009, 5.125%, 12/01/36	12/19 at 100.00	Aa1	1,561,800
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA–	7,522,771
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured	12/15 at 100.00	Aa1	2,063,657
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A, 5.000%, 12/01/25 – NPFG Insured	12/16 at 100.00	Aa1	3,316,710
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	2,788,335
660	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	527,855
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	896,840

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	$1,722,816
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA–	542,304
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	570,265
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,910,520
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	1,484,298
505	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A2	621,458
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	310,387
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 – FGIC Insured	12/15 at 100.00	Aa3	1,065,120
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	1,092,070
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/36	6/18 at 100.00	Aa1	548,415
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	A1	1,631,782
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/12 at 100.00	Aaa	70,313
100	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	Aa2	108,206
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	6/19 at 100.00	AA	721,429
41,890	Total Tax Obligation/General			44,662,511
	Tax Obligation/Limited – 19.4% (13.8% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	BBB+	1,428,755
4,000	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart– Convention Center Project, Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	4,607,479
3,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured	12/15 at 100.00	Aaa	3,326,220
1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,452,204
545	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	601,140
1,010	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012, 5.250%, 12/01/27	12/21 at 100.00	AAA	1,223,767
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/18 – FGIC Insured	6/14 at 100.00	A+	1,151,337
4,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	4,330,920
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	510,970
2,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	2,251,200
140	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	A1	164,671

Nuveen Investments	41

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA	$876,128
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	7,032,519
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	2,214,135
1,645	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A, 5.000%, 12/01/23	12/22 at 100.00	AA+	1,990,088
53,000	Total Tax Obligation/Limited			33,161,533
	Transportation – 3.9% (2.8% of Total Investments)
1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–	1,108,840
3,050	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/23 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	3,115,301
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,447,960
6,050	Total Transportation			6,672,101
	U.S. Guaranteed – 28.8% (20.4% of Total Investments) (5)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,235	5.000%, 12/01/21 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (5)	1,308,520
1,100	5.000%, 12/01/22 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (5)	1,165,483
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa1 (5)	2,075,959
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured	6/15 at 100.00	Aa1 (5)	1,690,935
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA	1,082,580
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (5)	2,632,968
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
1,020	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,069,184
980	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,027,256
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	A– (5)	1,104,640
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	AAA	1,059,790
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3 (5)	1,081,660
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	Aa1 (5)	1,201,748
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)	10/12 at 100.00	AA– (5)	1,004,300
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	Baa2 (5)	1,534,256
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (5)	805,243
480	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (5)	528,110
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured	4/14 at 100.00	AA (5)	2,852,976

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)	1/15 at 100.00	A (5)	$1,724,460
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (5)	1,214,880
	Ohio State University, General Receipts Bonds, Series 2003B:
2,450	5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (5)	2,543,076
550	5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	Aa1 (5)	570,823
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	643,204
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,379,497
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	309,683
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23 (Pre-refunded 2/01/13)	2/13 at 100.00	AA+ (5)	3,060,390
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (5)	1,035,760
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	1,428,116
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	3,670,748
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA (5)	1,059,790
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	AA– (5)	880,702
1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA– (5)	1,297,992
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (5)	2,721,758
1,170	5.000%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (5)	1,266,186
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aaa	1,059,920
46,180	Total U.S. Guaranteed			49,092,593
	Utilities – 5.5% (3.9% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	2,729,150
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A2	998,140
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	842,274
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A2	773,990
1,465	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/12 at 100.00	Baa1	1,466,875
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured	No Opt. Call	A1	482,866
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	2,102,620
13,175	Total Utilities			9,395,915

Nuveen Investments	43

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.1% (4.3% of Total Investments)
$4,850	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	$5,630,364
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	466,352
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	1,295,047
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,359,483
100	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	112,784
225	Marysville, Ohio, Wastewater Treatement System Revenue Bonds, Series 2007, 5.000%, 12/01/37 – SYNCORA GTY Insured	12/17 at 100.00	A–	239,105
1,170	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	A–	1,279,535
9,020	Total Water and Sewer			10,382,670
$252,955	Total Investments (cost $219,211,144) – 141.1%			240,636,002
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (43.1)% (6)			(73,500,000)
	Other Assets Less Liabilities – 2.0%			3,382,124
	Net Assets Applicable to Common Shares – 100%			$170,518,126

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

44	Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund
NXI	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.8% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$1,500	5.125%, 6/01/24	6/17 at 100.00	B	$1,273,320
3,300	5.875%, 6/01/47	6/17 at 100.00	BB	2,680,128
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	44,999
4,845	Total Consumer Staples			3,998,447
	Education and Civic Organizations – 9.4% (6.6% of Total Investments)
275	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	317,045
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	732,851
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2002, 5.000%, 5/01/22	11/12 at 100.00	Baa2	2,651,776
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba2	490,095
1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.750%, 5/01/28	11/18 at 100.00	A–	1,143,140
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	1,080,036
6,075	Total Education and Civic Organizations			6,414,943
	Health Care – 25.2% (17.8% of Total Investments)
65	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured	11/14 at 100.00	Baa1	66,903
500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	552,665
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	1,423,766
1,300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	1,439,126
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	641,088
1,280	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.264%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	1,534,362
2,000	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J, 5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	2,043,420
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	1,178,010
290	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	350,810
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A2	358,218
170	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	186,133
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,034,960
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	397,789

Nuveen Investments	45

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
$1,050	5.000%, 1/01/25	1/18 at 100.00	Aa2	$1,161,741
90	5.250%, 1/01/33	1/18 at 100.00	Aa2	99,511
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
1,100	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	1,238,765
80	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	87,883
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	224,406
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
250	19.525%, 1/01/17 (IF)	No Opt. Call	Aa2	352,360
1,225	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,822,947
65	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)	No Opt. Call	Aa2	96,728
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	527,010
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A2	418,965
15,230	Total Health Care			17,237,566
	Housing/Multifamily – 4.1% (2.9% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured	8/15 at 100.00	N/R	1,139,090
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	380,394
275	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	286,517
915	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	976,342
2,705	Total Housing/Multifamily			2,782,343
	Housing/Single Family – 0.2% (0.2% of Total Investments)
140	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	144,340
	Industrials – 5.2% (3.6% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/14 at 100.00	BBB–	1,518,480
275	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	BBB–	278,831
1,300	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,637,116
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)	7/17 at 102.00	N/R	98,112
3,775	Total Industrials			3,532,539

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.1% (0.8% of Total Investments)
$215	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	$237,296
470	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	502,096
685	Total Long-Term Care			739,392
	Tax Obligation/General – 27.3% (19.2% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/31	6/18 at 100.00	AA	139,921
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012:
250	5.000%, 12/01/26 – AMBAC Insured	6/22 at 100.00	AAA	305,128
160	5.000%, 12/01/28 – AGM Insured	6/22 at 100.00	AAA	193,261
765	5.000%, 12/01/29 – AGM Insured	6/22 at 100.00	AAA	918,910
	Cincinnati, Ohio, Various Purpose General Obligation Bonds, Series 2012A:
1,960	5.000%, 12/01/31	No Opt. Call	AA+	2,295,278
875	5.000%, 12/01/32	No Opt. Call	AA+	1,020,451
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
400	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	231,376
1,735	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	957,772
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	437,496
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,568,968
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	506,030
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA–	2,732,627
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	2,161,500
500	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	399,890
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	472,673
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	434,780
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA–	1,079,239
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	228,106
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,273,680
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	54,974
100	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A2	123,061
150	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	169,302
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	819,053
50	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	Aa2	54,103
50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	6/19 at 100.00	AA	55,495
17,730	Total Tax Obligation/General			18,633,074

Nuveen Investments	47

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 28.1% (19.9% of Total Investments)
$125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%, 12/15/32 – AGM Insured	12/16 at 100.00	Aa2	$142,696
2,000	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart– Convention Center Project, Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	2,303,740
50	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	56,453
2,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured	12/15 at 100.00	Aaa	2,217,480
525	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	584,220
225	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	248,177
1,090	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012, 5.250%, 12/01/28	12/21 at 100.00	AAA	1,315,630
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	A+	1,499,235
1,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	1,624,095
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	1,021,940
1,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	1,125,600
685	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	A1	805,711
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA	377,830
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AA	1,095,160
5,220	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	1,581,295
5,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	1,476,090
400	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A, 5.000%, 12/01/24	12/22 at 100.00	AA+	479,816
1,280	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/12 at 100.00	BBB+	1,284,301
26,110	Total Tax Obligation/Limited			19,239,469
	Transportation – 0.6% (0.4% of Total Investments)
425	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/23 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	434,099
	U.S. Guaranteed – 19.8% (14.0% of Total Investments) (6)
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured	6/15 at 100.00	Aa1 (6)	1,690,935
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
560	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	587,003
540	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	566,039
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/16 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa2 (6)	1,109,520

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$500	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)	10/12 at 100.00	AA– (6)	$502,150
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (6)	1,059,530
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)	1/15 at 100.00	A (6)	287,410
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/20 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3 (6)	1,903,722
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	398,174
645	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Series 2003, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	683,565
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	2,063,438
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa2 (6)	2,667,706
12,395	Total U.S. Guaranteed			13,519,192
	Utilities – 7.8% (5.5% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA–	54,069
1,000	5.250%, 2/15/43	2/18 at 100.00	A1	1,091,660
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	852,277
2,265	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/12 at 100.00	Baa1	2,267,899
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	1,051,310
6,445	Total Utilities			5,317,215
	Water and Sewer – 7.1% (5.0% of Total Investments)
1,100	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	1,276,990
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	189,795
925	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	1,043,252
500	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	A–	546,810

Nuveen Investments	49

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$730	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Series 2003, 5.000%, 12/01/23 – NPFG Insured	12/13 at 100.00	Aa1	$767,383
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,062,180
4,430	Total Water and Sewer			4,886,410
$100,990	Total Investments (cost $88,380,933) – 141.7%			96,879,029
	MuniFund Term Preferred Shares, at Liquidation Value – (45.5)% (7)			(31,103,400)
	Other Assets Less Liabilities – 3.8%			2,578,018
	Net Assets Applicable to Common Shares – 100%			$68,353,647

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

50	Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.8% of Total Investments)
$400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	A1	$436,588
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B	848,880
1,750	5.875%, 6/01/47	6/17 at 100.00	BB	1,421,280
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	44,999
3,195	Total Consumer Staples			2,751,747
	Education and Civic Organizations – 7.0% (4.9% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,384,328
490	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	564,916
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	471,119
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15	12/12 at 100.00	Ba2	1,051,050
3,335	Total Education and Civic Organizations			3,471,413
	Health Care – 21.6% (14.9% of Total Investments)
250	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	276,333
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	1,088,670
1,090	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	1,120,509
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	332,106
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	267,120
480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.264%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	575,386
600	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	706,806
865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 6.000%, 8/15/43	8/18 at 100.00	A3	938,447
460	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	556,457
225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A2	244,240
120	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	131,388
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	724,472
90	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	95,469
35	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A, 5.000%, 1/01/25	1/18 at 100.00	Aa2	38,725

Nuveen Investments	51

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
$400	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	$450,460
40	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	43,942
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	224,406
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
125	19.525%, 1/01/17 (IF)	No Opt. Call	Aa2	176,180
1,000	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,488,120
375	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)	No Opt. Call	Aa2	558,045
350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	368,907
190	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A2	212,276
9,145	Total Health Care			10,618,464
	Housing/Multifamily – 4.6% (3.1% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)	5/13 at 101.00	Aaa	1,021,870
250	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	271,710
210	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	218,795
690	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	736,258
2,150	Total Housing/Multifamily			2,248,633
	Housing/Single Family – 0.6% (0.4% of Total Investments)
285	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	293,835
	Industrials – 2.7% (1.9% of Total Investments)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,259,320
500	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)	7/17 at 102.00	N/R	70,080
1,500	Total Industrials			1,329,400
	Long-Term Care – 1.0% (0.6% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	104,852
340	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	363,219
435	Total Long-Term Care			468,071
	Tax Obligation/General – 42.9% (29.6% of Total Investments)
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012, 5.000%, 12/01/29 – AGM Insured	6/22 at 100.00	AAA	1,201,190
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,000	5.000%, 12/01/15 – AGM Insured	6/14 at 100.00	AA	1,074,920
1,000	5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AA	1,073,780
52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	$1,119,370
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured	11/21 at 100.00	Aa3	1,298,460
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
2,095	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	1,211,832
100	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	55,203
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	437,496
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,157,910
400	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	430,664
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA–	2,041,436
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	1,080,750
500	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	399,890
345	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	379,238
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	434,780
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA–	1,079,239
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	228,106
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,910,520
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	54,974
600	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A2	738,366
150	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	169,302
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 – FGIC Insured	12/15 at 100.00	Aa3	2,838,541
400	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	436,828
50	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	Aa2	54,103
200	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	6/19 at 100.00	AA	221,978
20,105	Total Tax Obligation/General			21,128,876
	Tax Obligation/Limited – 24.2% (16.7% of Total Investments)
500	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart– Convention Center Project, Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	575,935
175	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	197,584
395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	439,556
160	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	176,482
760	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012, 5.250%, 12/01/30	12/21 at 100.00	AAA	911,126
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	1,082,730

Nuveen Investments	53

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	$1,277,425
1,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	1,125,600
1,750	Hudson City School District, Ohio, Certificates of Participation, Series 2012, 4.000%, 6/01/34 – NPFG Insured	6/22 at 100.00	Aa3	1,793,855
140	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	A1	164,671
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA	273,790
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AA	1,095,160
4,065	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	1,231,410
3,940	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	1,107,770
400	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A, 5.000%, 12/01/24	12/22 at 100.00	AA+	479,816
18,035	Total Tax Obligation/Limited			11,932,910
	Transportation – 1.1% (0.8% of Total Investments)
500	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–	554,420
	U.S. Guaranteed – 21.4% (14.7% of Total Investments) (6)
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004, 5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (6)	675,374
200	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)	10/12 at 100.00	AA– (6)	200,860
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aa2 (6)	2,452,259
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	N/R (6)	1,134,720
100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)	1/15 at 100.00	A (6)	114,964
210	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	257,282
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/18 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (6)	1,159,758
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,144,889
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	AA+ (6)	1,012,010
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	AA– (6)	1,036,120
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA– (6)	1,346,667
9,925	Total U.S. Guaranteed			10,534,903

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 9.4% (6.5% of Total Investments)
$1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	$1,091,660
1,065	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	426,138
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/12 at 100.00	Baa1	2,503,200
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	625,529
5,160	Total Utilities			4,646,527
	Water and Sewer – 3.0% (2.1% of Total Investments)
1,100	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	1,276,990
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	140,990
50	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	56,392
1,280	Total Water and Sewer			1,474,372
$75,050	Total Investments (cost $65,596,740) – 145.1%			71,453,571
	MuniFund Term Preferred Shares, at Liquidation Value – (49.2)% (7)			(24,244,000)
	Other Assets Less Liabilities – 4.1%			2,031,352
	Net Assets Applicable to Common Shares – 100%			$49,240,923

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	55

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.2% (4.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$1,000	5.125%, 6/01/24	6/17 at 100.00	B	$848,880
2,000	5.875%, 6/01/47	6/17 at 100.00	BB	1,624,319
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	20,000
3,020	Total Consumer Staples			2,493,199
	Education and Civic Organizations – 9.5% (6.3% of Total Investments)
275	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	317,045
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	366,426
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2002, 5.750%, 5/01/16	11/12 at 100.00	Baa2	1,127,903
650	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba2	637,124
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	142,856
590	5.000%, 11/01/32	5/22 at 100.00	AA	684,866
3,110	Total Education and Civic Organizations			3,276,220
	Health Care – 23.9% (16.0% of Total Investments)
200	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	221,066
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	714,453
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	664,212
420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	448,762
320	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.264%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	383,590
625	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	736,256
1,000	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 6.000%, 8/15/43	8/18 at 100.00	A3	1,084,910
550	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	665,330
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A2	173,682
100	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	109,490
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	517,480
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	111,381
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	663,852
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	110,568

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	$219,708
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	112,203
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
125	19.525%, 1/01/17 (IF)	No Opt. Call	Aa2	176,180
425	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	632,451
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)	No Opt. Call	Aa2	148,812
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	263,505
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A2	122,896
7,285	Total Health Care			8,280,787
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	217,368
160	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	166,701
685	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	730,922
1,045	Total Housing/Multifamily			1,114,991
	Housing/Single Family – 0.4% (0.3% of Total Investments)
140	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	144,340
	Industrials – 5.4% (3.6% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/14 at 100.00	BBB–	561,838
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,259,320
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)	7/17 at 102.00	N/R	56,064
1,955	Total Industrials			1,877,222
	Long-Term Care – 1.1% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	104,852
245	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	261,731
340	Total Long-Term Care			366,583
	Tax Obligation/General – 38.0% (25.5% of Total Investments)
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012, 5.000%, 12/01/26 – AMBAC Insured	6/22 at 100.00	AAA	1,220,510
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	1,119,370
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
1,815	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	1,049,869
1,000	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	552,030
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	328,122

Nuveen Investments	57

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	$1,157,910
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	269,165
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA–	1,366,315
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	1,080,750
500	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	399,890
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	235,421
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	255,433
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA–	536,935
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	114,053
500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	636,840
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	54,974
100	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A2	123,061
150	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	169,302
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	163,811
500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	534,050
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,142,882
500	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	Aa2	541,030
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	6/19 at 100.00	AA	110,989
13,365	Total Tax Obligation/General			13,162,712
	Tax Obligation/Limited – 18.3% (12.3% of Total Investments)
250	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart– Convention Center Project, Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	287,968
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	84,679
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	294,892
125	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	137,876
600	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012, 5.000%, 12/01/31	12/12 at 100.00	AAA	699,174
750	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	812,048
65	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	33,213
1,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	1,125,600

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series 2003, 5.000%, 11/01/30	5/13 at 100.00	A1	$1,011,240
35	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	A1	41,168
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA	219,032
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	605,860
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	515,929
400	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A, 5.000%, 12/01/24	12/22 at 100.00	AA+	479,816
8,600	Total Tax Obligation/Limited			6,348,495
	Transportation – 5.5% (3.7% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	1,897,168
	U.S. Guaranteed – 25.9% (17.4% of Total Investments) (6)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 101.00	Aa2 (6)	742,364
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	Aa1 (6)	1,035,990
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)	10/12 at 100.00	AA– (6)	301,290
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	A3 (6)	1,285,710
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R (6)	2,008,899
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)	1/15 at 100.00	A (6)	2,299,278
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	196,024
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,086,020
8,455	Total U.S. Guaranteed			8,955,575
	Utilities – 3.5% (2.4% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	545,830
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	638,207
25	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	29,004
2,120	Total Utilities			1,213,041

Nuveen Investments	59

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 7.2% (4.8% of Total Investments)
$1,100	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	$1,276,990
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	140,990
950	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	1,071,448
2,180	Total Water and Sewer			2,489,428
$53,165	Total Investments (cost $47,134,180) – 149.1%			51,619,761
	MuniFund Term Preferred Shares, at Liquidation Value – (53.4)% (7)			(18,470,150)
	Other Assets Less Liabilities – 4.3%			1,474,070
	Net Assets Applicable to Common Shares – 100%			$34,623,681

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

60	Nuveen Investments

Statement of
Assets & Liabilities
August 31, 2012 (Unaudited)

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Assets
Investments, at value (cost $250,851,129, $160,982,881and $44,212,080, respectively)	$274,809,582		$173,115,668		$48,156,470
Cash	92,294		—		110,777
Receivables:
Interest	3,642,337		2,281,579		591,529
Investments sold	1,000,000		2,000,000		—
Deferred assets:
Directors’/Trustees’ compensation	28,442		—		—
Offering costs	339,209		144,831		370,137
Other assets	11,165		8,383		2,197
Total assets	279,923,029		177,550,461		49,231,110
Liabilities
Cash overdraft	—		911,816		—
Floating rate obligations	3,630,000		2,330,000		665,000
Payables:
Common share dividends	784,259		503,090		127,549
Interest	88,428		54,224		31,266
Offering costs	—		—		104,384
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		16,313,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	87,900,000		53,900,000		—
Accrued expenses:
Management fees	144,630		91,895		25,694
Directors’/Trustees’ fees	29,839		745		207
Other	88,108		66,074		36,442
Total liabilities	92,665,264		57,857,844		17,303,542
Net assets applicable to Common shares	$187,257,765		$119,692,617		$31,927,568
Common shares outstanding	11,554,253		7,605,648		2,053,086
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.21		$15.74		$15.55
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$115,543		$76,056		$20,531
Paid-in surplus	161,977,381		106,706,622		28,961,326
Undistributed (Over-distribution of) net investment income	3,075,553		1,858,914		140,165
Accumulated net realized gain (loss)	(1,869,165)		(1,081,762)		(1,138,844)
Net unrealized appreciation (depreciation)	23,958,453		12,132,787		3,944,390
Net assets applicable to Common shares	$187,257,765		$119,692,617		$31,927,568
Authorized shares:
Common	200,000,000		200,000,000		Unlimited
Preferred	1,000,000		1,000,000		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Assets & Liabilities (continued)
August 31, 2012 (Unaudited)

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Assets
Investments, at value (cost $219,211,144, $88,380,933, $65,596,740 and $47,134,180, respectively)	$240,636,002		$96,879,029		$71,453,571		$51,619,761
Cash	1,100,582		609,000		688,346		454,313
Receivables:
Interest	2,862,974		1,191,960		845,202		605,630
Investments sold	285,000		964,190		786,684		555,013
Deferred assets:
Directors’/Trustees’ compensation	—		—		—		—
Offering costs	305,600		701,233		361,687		323,943
Other assets	9,696		9,490		2,106		5,737
Total assets	245,199,854		100,354,902		74,137,596		53,564,397
Liabilities
Cash overdraft	—		—		—		—
Floating rate obligations	—		—		—		—
Payables:
Common share dividends	693,784		281,362		207,240		149,675
Interest	73,942		66,738		47,478		36,171
Offering costs	—		202,998		151,100		152,845
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		31,103,400		24,244,000		18,470,150
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	73,500,000		—		—		—
Accrued expenses:
Management fees	129,201		53,411		39,512		28,484
Directors’/Trustees’ fees	1,047		427		316		228
Other	283,754		292,919		207,027		103,163
Total liabilities	74,681,728		32,001,255		24,896,673		18,940,716
Net assets applicable to Common shares	$170,518,126		$68,353,647		$49,240,923		$34,623,681
Common shares outstanding	9,782,688		4,247,316		3,122,403		2,158,518
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$17.43		$16.09		$15.77		$16.04
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$97,827		$42,473		$31,224		$21,585
Paid-in surplus	148,376,961		60,158,500		44,094,051		30,382,776
Undistributed (Over-distribution of) net investment income	2,932,616		124,078		252,944		248,189
Accumulated net realized gain (loss)	(2,314,136)		(469,500)		(994,127)		(514,450)
Net unrealized appreciation (depreciation)	21,424,858		8,498,096		5,856,831		4,485,581
Net assets applicable to Common shares	$170,518,126		$68,353,647		$49,240,923		$34,623,681
Authorized shares:
Common	200,000,000		Unlimited		Unlimited		Unlimited
Preferred	1,000,000		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

62	Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2012
(Unaudited)

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Investment Income	$6,494,807		$4,182,703		$1,134,744
Expenses
Management fees	854,665		542,679		151,554
Shareholders’ servicing agent fees and expenses	15,727		14,437		8,830
Interest expense and amortization of offering costs	638,202		366,011		246,954
Custodian’s fees and expenses	24,647		16,123		8,082
Directors’/Trustees’ fees and expenses	3,790		2,387		663
Professional fees	20,238		17,801		14,828
Shareholders’ reports – printing and mailing expenses	42,162		33,161		20,285
Stock exchange listing fees	4,173		4,173		261
Investor relations expense	13,013		8,619		2,646
Reorganization expense	—		—		—
Other expenses	10,112		11,628		12,273
Total expenses before custodian fee credit and expense reimbursement	1,626,729		1,017,019		466,376
Custodian fee credit	(631)		(306)		(163)
Expense reimbursement	—		—		—
Net expenses	1,626,098		1,016,713		466,213
Net investment income (loss)	4,868,709		3,165,990		668,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	873,652		709,968		79,608
Change in net unrealized appreciation (depreciation) of investments	2,375,847		1,992,934		697,465
Net realized and unrealized gain (loss)	3,249,499		2,702,902		777,073
Net increase (decrease) in net assets applicable to Common shares from operations	$8,118,208		$5,868,892		$1,445,604

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of
Operations (continued)
Six Months Ended August 31, 2012
(Unaudited)

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ )
Investment Income	$5,932,114		$2,417,496		$1,759,721		$1,289,098
Expenses
Management fees	762,660		315,193		233,371		167,973
Shareholders’ servicing agent fees and expenses	16,576		11,121		9,062		8,973
Interest expense and amortization of offering costs	523,020		501,912		392,734		313,848
Custodian’s fees and expenses	21,166		11,926		9,840		8,010
Directors’/Trustees’ fees and expenses	3,360		1,370		1,014		730
Professional fees	19,656		16,169		15,504		15,008
Shareholders’ reports – printing and mailing expenses	43,096		28,309		36,709		26,084
Stock exchange listing fees	4,179		7,815		202		140
Investor relations expense	12,121		5,241		3,988		3,127
Reorganization expense	200,000		245,000		160,000		65,000
Other expenses	13,376		20,088		6,769		13,091
Total expenses before custodian fee credit and expense reimbursement	1,619,210		1,164,144		869,193		621,984
Custodian fee credit	(1,508)		(475)		(646)		(543)
Expense reimbursement	—		—		—		(2,258)
Net expenses	1,617,702		1,163,669		868,547		619,183
Net investment income (loss)	4,314,412		1,253,827		891,174		669,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	429,197		147,781		19,134		25,556
Change in net unrealized appreciation (depreciation) of investments	2,452,055		1,466,051		934,661		797,107
Net realized and unrealized gain (loss)	2,881,252		1,613,832		953,795		822,663
Net increase (decrease) in net assets applicable to Common shares from operations	$7,195,664		$2,867,659		$1,844,969		$1,492,578

See accompanying notes to financial statements.

64	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Michigan Quality Income (NUM)		Michigan Premium Income (NMP)		Michigan Dividend Advantage (NZW)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Operations
Net investment income (loss)	$4,868,709	$10,340,526	$3,165,990	$6,722,654	$668,531	$1,407,353
Net realized gain (loss) from investments	873,652	449,974	709,968	255,959	79,608	125,358
Change in net unrealized appreciation (depreciation) of investments	2,375,847	19,743,434	1,992,934	10,670,879	697,465	3,697,158
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(111,599)	—	(74,304)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	8,118,208	30,422,335	5,868,892	17,575,188	1,445,604	5,229,869
Distributions to Common Shareholders
From net investment income	(5,130,088)	(9,984,065)	(3,331,274)	(6,502,830)	(806,863)	(1,650,681)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(5,130,088)	(9,984,065)	(3,331,274)	(6,502,830)	(806,863)	(1,650,681)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	(44,268)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	(44,268)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	2,988,120	20,394,002	2,537,618	11,072,358	638,741	3,579,188
Net assets applicable to Common shares at the beginning of period	184,269,645	163,875,643	117,154,999	106,082,641	31,288,827	27,709,639
Net assets applicable to Common shares at the end of period	$187,257,765	$184,269,645	$119,692,617	$117,154,999	$31,927,568	$31,288,827
Undistributed (Over-distribution of)net investment income at the end of period	$3,075,553	$3,336,932	$1,858,914	$2,024,198	$140,165	$278,497

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of
Changes in Net Assets (Unaudited) (continued)

	Ohio Quality Income (NUO)		Ohio Dividend Advantage (NXI)		Ohio Dividend Advantage 2 (NBJ)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Operations
Net investment income (loss)	$4,314,412	$9,636,918	$1,253,827	$3,204,971	$891,174	$2,351,697
Net realized gain (loss) from investments	429,197	292,727	147,781	109,129	19,134	40,580
Change in net unrealized appreciation (depreciation) of investments	2,452,055	16,197,758	1,466,051	7,168,857	934,661	5,041,870
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(93,231)	—	(5,183)	—	(13,173)
Net increase (decrease) in net assets applicable to Common shares from operations	7,195,664	26,034,172	2,867,659	10,477,774	1,844,969	7,420,974
Distributions to Common Shareholders
From net investment income	(4,691,465)	(9,072,612)	(1,815,597)	(3,745,126)	(1,311,409)	(2,622,819)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,691,465)	(9,072,612)	(1,815,597)	(3,745,126)	(1,311,409)	(2,622,819)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	304,528	193,317	9,453	9,522	—	—
Repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	304,528	193,317	9,453	9,522	—	—
Net increase (decrease) in net assets applicable to Common shares	2,808,727	17,154,877	1,061,515	6,742,170	533,560	4,798,155
Net assets applicable to Common shares at the beginning of period	167,709,399	150,554,522	67,292,132	60,549,962	48,707,363	43,909,208
Net assets applicable to Common shares at the end of period	$170,518,126	$167,709,399	$68,353,647	$67,292,132	$49,240,923	$48,707,363
Undistributed (Over-distribution of)net investment income at the end of period	$2,932,616	$3,309,669	$124,078	$685,848	$252,944	$673,179

See accompanying notes to financial statements.

66	Nuveen Investments

	Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/12	Year Ended 2/29/12
Operations
Net investment income (loss)	$669,915	$1,703,588
Net realized gain (loss) from investments	25,556	22,930
Change in net unrealized appreciation (depreciation) of investments	797,107	3,344,614
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(12,346)
Net increase (decrease) in net assets applicable to Common shares from operations	1,492,578	5,058,786
Distributions to Common Shareholders
From net investment income	(945,431)	(1,955,351)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(945,431)	(1,955,351)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	1,290	3,834
Repurchased and retired	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	1,290	3,834
Net increase (decrease) in net assets applicable to Common shares	548,437	3,107,269
Net assets applicable to Common shares at the beginning of period	34,075,244	30,967,975
Net assets applicable to Common shares at the end of period	$34,623,681	$34,075,244
Undistributed (Over-distribution of)net investment income at the end of period	$248,189	$523,705

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Cash Flows
Six Months Ended August 31, 2012
(Unaudited)

	Michigan Quality Income (NUM )	Michigan Premium Income (NMP )	Michigan Dividend Advantage (NZW )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$8,118,208	$5,868,892	$1,445,604
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(17,410,844)	(10,547,639)	(3,002,433)
Proceeds from sales and maturities of investments	17,194,036	11,019,169	2,492,655
Amortization (Accretion) of premiums and discounts, net	(177,644)	166,347	24,843
(Increase) Decrease in:
Receivable for interest	(403)	94,922	3,593
Receivable for investments sold	(260,696)	(1,555,050)	131,463
Deferred Directors’/Trustees’ compensation	(2,401)	—	—
Other assets	(3,851)	(3,705)	(376)
Increase (Decrease) in:
Payable for interest	5,692	3,490	(1,040)
Payable for investments purchased	(1,063,729)	—	—
Accrued management fees	10,359	6,843	1,879
Accrued Directors’/Trustees’ fees	248	(1,068)	(296)
Accrued other expenses	(8,110)	1,576	3,723
Net realized (gain) loss from investments	(873,652)	(709,968)	(79,608)
Change in net unrealized (appreciation) depreciation of investments	(2,375,847)	(1,992,934)	(697,465)
Taxes paid on undistributed capital gains	(341)	(30)	—
Net cash provided by (used in) operating activities	3,151,025	2,350,845	322,542
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	41,348	(36,440)	57,375
Increase (Decrease) in:
Cash overdraft balance	—	911,816	—
Payable for offering costs	(4,202)	—	5,583
Cash distributions paid to Common shareholders	(5,126,391)	(3,326,872)	(812,889)
Net cash provided by (used in) financing activities	(5,089,245)	(2,451,496)	(749,931)
Net Increase (Decrease) in Cash	(1,938,220)	(100,651)	(427,389)
Cash at the beginning of period	2,030,514	100,651	538,166
Cash at the End of Period	$92,294	$—	$110,777

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
$—		$—		$—

Cash paid for interest (excluding amortization of offering costs) was as follows:

Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
$553,083		$339,620		$190,619

See accompanying notes to financial statements.

68	Nuveen Investments

	Ohio Quality Income (NUO )	Ohio Dividend Advantage (NXI )	Ohio Dividend Advantage 2 (NBJ )	Ohio Dividend Advantage 3 (NVJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$7,195,664	$2,867,659	$1,844,969	$1,492,578
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(14,696,250)	(8,132,660)	(6,578,144)	(4,830,821)
Proceeds from sales and maturities of investments	13,594,000	8,847,230	6,754,500	5,332,000
Amortization (Accretion) of premiums and discounts, net	(102,731)	(53,011)	(34,227)	(43,889)
(Increase) Decrease in:
Receivable for interest	132	6,174	37,160	12,647
Receivable for investments sold	618,845	(609,566)	(6,753)	(200,389)
Deferred Directors’/Trustees’ compensation	—	—	—	—
Other assets	(3,694)	(6,917)	252	(551)
Increase (Decrease) in:
Payable for interest	4,760	(2,230)	(1,586)	(1,209)
Payable for investments purchased	(162,434)	(794,764)	(162,434)	(40,608)
Accrued management fees	9,424	3,864	2,777	4,182
Accrued Directors’/Trustees’ fees	(1,495)	(609)	(451)	(326)
Accrued other expenses	194,978	246,344	163,907	71,125
Net realized (gain) loss from investments	(429,197)	(147,781)	(19,134)	(25,556)
Change in net unrealized (appreciation) depreciation of investments	(2,452,055)	(1,466,051)	(934,661)	(797,107)
Taxes paid on undistributed capital gains	(14,402)	(3,559)	(704)	(2,821)
Net cash provided by (used in) operating activities	3,755,545	754,123	1,065,471	969,255
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	27,387	103,723	109,458	98,036
Increase (Decrease) in:
Cash overdraft balance	—	—	—	—
Payable for offering costs	(8,381)	2,320	3,871	36,133
Cash distributions paid to Common shareholders	(4,385,220)	(1,824,621)	(1,311,710)	(954,417)
Net cash provided by (used in) financing activities	(4,366,214)	(1,718,578)	(1,198,381)	(820,248)
Net Increase (Decrease) in Cash	(610,669)	(964,455)	(132,910)	149,007
Cash at the beginning of period	1,711,251	1,573,455	821,256	305,306
Cash at the End of Period	$1,100,582	$609,000	$688,346	$454,313

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
$304,528		$9,453		$—		$1,290

Cash paid for interest (excluding amortization of offering costs) was as follows:

Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
$448,711		$400,419		$284,862		$217,021

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2013(g)	$15.95	$.42	$.28	$—	$—	$.70	$(.44)	$—	$(.44)	$—		$16.21	$15.55
2012	14.18	.89	1.75	(.01)	—	2.63	(.86)	—	(.86)	—	**	15.95	15.40
2011	14.79	.94	(.69)	(.03)	—	.22	(.83)	—	(.83)	—	**	14.18	12.75
2010	13.55	.93	1.06	(.04)	—	1.95	(.73)	—	(.73)	.02		14.79	12.94
2009(f)	14.13	.54	(.60)	(.13)	—	(.19)	(.39)	—	(.39)	—		13.55	10.61
Year Ended 7/31:
2008	14.96	.93	(.71)	(.24)	(.04)	(.06)	(.67)	(.10)	(.77)	—		14.13	12.32
2007	15.17	.94	(.10)	(.25)	(.02)	.57	(.71)	(.07)	(.78)	—		14.96	14.16

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2013(g)	15.40	.42	.36	—	—	.78	(.44)	—	(.44)	—		15.74	15.05
2012	13.95	.88	1.44	(.01)	—	2.31	(.86)	—	(.86)	—		15.40	14.95
2011	14.40	.92	(.52)	(.03)	—	.37	(.82)	—	(.82)	—	**	13.95	12.66
2010	13.26	.90	.97	(.04)	—	1.83	(.71)	—	(.71)	.02		14.40	12.50
2009(f)	13.87	.52	(.63)	(.12)	—	(.23)	(.38)	—	(.38)	—	**	13.26	10.44
Year Ended 7/31:
2008	14.65	.89	(.69)	(.23)	(.02)	(.05)	(.66)	(.07)	(.73)	—		13.87	12.38
2007	14.92	.90	(.12)	(.23)	(.02)	.53	(.71)	(.09)	(.80)	—		14.65	13.80

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

70	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

3.89%	4.48%	$187,258	1.75	%*	5.23	%*	6%
28.44	19.11	184,270	1.56		5.97		14
4.69	1.39	163,876	1.18		6.37		6
29.40	14.83	170,983	1.24		6.50		9
(10.68)	(1.27)	158,717	1.33	*	6.93	*	3
(7.77)	(.43)	165,525	1.29		6.28		18
3.64	3.77	175,244	1.26		6.12		13

3.65	5.12	119,693	1.71	*	5.33	*	6
25.65	17.00	117,155	1.50		6.05		18
7.72	2.55	106,083	1.20		6.42		4
27.06	14.22	109,619	1.25		6.51		12
(12.57)	(1.62)	102,434	1.32	*	6.83	*	3
(5.09)	(.36)	107,488	1.38		6.16		20
2.16	3.59	113,558	1.38		5.97		15

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or VMTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2013(g)	.69	%*
2012	.46
2011	.02
2010	.02
2009(f)	—
Year Ended 7/31:
2008	.04
2007	.04

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2013(g)	.62	*
2012	.38
2011	.02
2010	.02
2009(f)	—
Year Ended 7/31:
2008	.15
2007	.16

(f)	For the seven months ended February 28, 2009.
(g)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2013(h)	$15.24	$.33	$.37	$—	$—		$.70	$(.39)	$—	$(.39)	$—		$15.55	$14.63
2012	13.50	.69	1.85	—	—		2.54	(.80)	—	(.80)	—		15.24	14.31
2011	14.18	.84	(.70)	(.02)	—		.12	(.80)	—	(.80)	—	**	13.50	12.13
2010	12.69	.91	1.32	(.03)	—		2.20	(.72)	—	(.72)	.01		14.18	12.43
2009(g)	13.68	.54	(1.00)	(.13)	—	**	(.59)	(.39)	(.01)	(.40)	—		12.69	10.77
Year Ended 7/31:
2008	14.73	.94	(.95)	(.24)	(.02)		(.27)	(.71)	(.07)	(.78)	—		13.68	13.10
2007	14.94	.95	(.14)	(.24)	—	**	.57	(.77)	(.01)	(.78)	—		14.73	15.10

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

72	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

5.05%	4.68%	$31,928	2.95	%*	4.23	%*	N/A		N/A		5%
25.34	19.38	31,289	3.07		4.75		3.02%		4.79%		28
3.72	.70	27,710	1.81		5.85		1.69		5.97		6
22.58	17.70	29,127	1.35		6.48		1.15		6.68		6
(14.48)	(4.20)	26,236	1.48	*	7.03	*	1.22	*	7.29	*	4
(8.10)	(1.95)	28,285	1.39		6.23		1.07		6.55		18
.46	3.79	30,439	1.38		5.89		.99		6.28		19

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	After expense reimbursement from the Adviser, where applicable. As of September 30, 2011, the Adviser is no longer reimbursing Michigan Dividend Advantage (NZW) for any fees and expenses.
(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2013(h)	1.56	%*
2012	1.69
2011	.52
2010	.02
2009(g)	—
Year Ended 7/31:
2008	.05
2007	.03

(g)	For the seven months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2013(h)	$17.17	$.44	$.30	$—	$—	$.74	$(.48)	$—	$(.48)	$—		$17.43	$18.61
2012	15.44	.99	1.68	(.01)	—	2.66	(.93)	—	(.93)	—		17.17	16.88
2011	16.15	1.01	(.79)	(.03)	—	.19	(.90)	—	(.90)	—		15.44	14.85
2010	14.56	1.01	1.42	(.04)	—	2.39	(.80)	—	(.80)	—		16.15	15.58
2009(g)	15.04	.56	(.52)	(.13)	—	(.09)	(.39)	—	(.39)	—		14.56	12.90
Year Ended 7/31:
2008	15.81	.95	(.71)	(.25)	(.02)	(.03)	(.67)	(.07)	(.74)	—		15.04	13.40
2007	16.01	.96	(.12)	(.26)	(.01)	.57	(.73)	(.04)	(.77)	—		15.81	14.43

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2013(h)	15.85	.30	.37	—	—	.67	(.43)	—	(.43)	—		16.09	16.34
2012	14.26	.75	1.72	— **	—	2.47	(.88)	—	(.88)	—		15.85	15.52
2011	15.15	.94	(.93)	(.03)	—	(.02)	(.87)	—	(.87)	—		14.26	13.30
2010	13.83	.96	1.17	(.04)	—	2.09	(.77)	—	(.77)	—	**	15.15	14.48
2009(g)	14.25	.54	(.46)	(.12)	—	(.04)	(.38)	—	(.38)	—		13.83	12.10
Year Ended 7/31:
2008	14.87	.93	(.55)	(.23)	(.03)	.12	(.65)	(.09)	(.74)	—		14.25	12.77
2007	15.02	.94	(.09)	(.24)	(.01)	.60	(.72)	(.03)	(.75)	—		14.87	14.39

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

74	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

13.32%	4.37%	$170,518	1.79	%*	5.21	%*	N/A		N/A		6%
20.55	17.73	167,709	1.50		6.10		N/A		N/A		10
.91	1.09	150,555	1.14		6.32		N/A		N/A		14
27.57	16.76	157,439	1.20		6.51		N/A		N/A		6
(0.71)	(0.49)	141,883	1.35	*	6.77	*	N/A		N/A		10
(2.18)	(.26)	146,617	1.42		6.08		N/A		N/A		14
(4.25)	3.56	154,052	1.29		5.94		N/A		N/A		15

8.17	4.27	68,354	3.07	*	4.05	*	N/A		N/A		8
24.11	17.88	67,292	2.74		5.05		2.73%		5.06%		16
(2.52)	(.23)	60,550	1.41		6.18		1.33		6.26		14
26.70	15.46	64,290	1.21		6.47		1.06		6.62		7
(2.08)	(0.15)	58,692	1.35	*	6.64	*	1.12	*	6.87	*	10
(6.21)	.83	60,475	1.39		6.06		1.12		6.33		17
.52	4.02	63,114	1.32		5.85		.97		6.20		14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VMTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	After expense reimbursement from the Adviser, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Ohio Dividend Advantage (NXI) for any fees and expenses.
(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2013(h)	.62	%*
2012	.40
2011	—
2010	—
2009(g)	.04	*
Year Ended 7/31:	—
2008	.16
2007	.10

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2013(h)	1.48	*
2012	1.56
2011	.24
2010	—
2009(g)	.04	*
Year Ended 7/31:
2008	.15
2007	.10

(g)	For the seven months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	75

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2013(h)	$15.60	$.29	$.30	$—	$—	$.59	$(.42)	$—	$(.42)	$—		$15.77	$16.01
2012	14.06	.75	1.63	— **	—	2.38	(.84)	—	(.84)	—		15.60	14.95
2011	14.74	.94	(.75)	(.03)	—	.16	(.84)	—	(.84)	—		14.06	13.01
2010	13.06	.93	1.53	(.04)	—	2.42	(.74)	—	(.74)	—		14.74	13.85
2009(g)	13.87	.54	(.84)	(.13)	—	(.43)	(.38)	—	(.38)	—		13.06	11.58
Year Ended 7/31:
2008	14.64	.93	(.73)	(.25)	(.02)	(.07)	(.64)	(.06)	(.70)	—		13.87	12.37
2007	14.81	.92	(.10)	(.25)	(.01)	.56	(.69)	(.04)	(.73)	—		14.64	13.80

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2013(h)	15.79	.31	.38	—	—	.69	(.44)	—	(.44)	—		16.04	16.35
2012	14.35	.79	1.57	(.01)	—	2.35	(.91)	—	(.91)	—		15.79	16.20
2011	15.33	1.01	(1.06)	(.03)	—	(.08)	(.90)	—	(.90)	—		14.35	13.72
2010	13.97	1.00	1.19	(.04)	—	2.15	(.79)	—	(.79)	—	**	15.33	15.20
2009(g)	14.33	.55	(.39)	(.12)	—	.04	(.40)	—	(.40)	—		13.97	11.95
Year Ended 7/31:
2008	14.92	.95	(.56)	(.23)	(.02)	.14	(.67)	(.06)	(.73)	—		14.33	12.91
2007	15.06	.96	(.08)	(.25)	(.01)	.62	(.72)	(.04)	(.76)	—		14.92	14.35

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

76	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

10.04%	3.84%	$49,241	3.22	%*	3.95	%*	N/A		N/A		9%
22.12	17.44	48,707	2.78		5.08		2.74%		5.13%		17
(.37)	1.00	43,909	1.22		6.31		1.10		6.43		9
26.62	18.91	46,000	1.27		6.49		1.07		6.69		8
(3.09)	(3.01)	40,755	1.46	*	6.91	*	1.20	*	7.17	*	5
(5.46)	(.51)	43,286	1.46		6.10		1.14		6.41		16
(1.26)	3.80	45,694	1.41		5.76		1.02		6.15		14

3.78	4.43	34,624	3.43	*	4.07	*	3.42	*	4.08	*	10
25.66	16.88	34,075	3.04		5.20		2.95		5.29		15
(4.13)	(.66)	30,968	1.26		6.53		1.10		6.69		12
34.62	15.73	33,062	1.30		6.56		1.07		6.80		14
(4.29)	.36	30,127	1.46	*	6.63	*	1.15	*	6.93	*	9
(5.13)	.95	30,941	1.47		6.05		1.12		6.41		19
2.32	4.06	32,194	1.41		5.85		.99		6.27		19

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
After expense reimbursement from the Adviser, where applicable. As of September 30, 2011 and March 31, 2012, the Adviser is no longer reimbursing Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ), respectively, for any fees and expenses.

(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2013(h)	1.60	%*
2012	1.55
2011	—
2010	—
2009(g)	.04	*
Year Ended 7/31:
2008	.16
2007	.10

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2013(h)	1.83	%*
2012	1.69
2011	—
2010	—
2009(g)	.04	*
Year Ended 7/31:
2008	.15
2007	.10

(g)	For the seven months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VMTP Shares at the End of Period
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2013(b)	$—	$—	$—	$87,900	$100,000	$313,035
2012	—	—	—	87,900	100,000	309,636
2011	87,325	25,000	71,915	—	—	—
2010	87,325	25,000	73,950	—	—	—
2009(a)	90,900	25,000	68,651	—	—	—
Year Ended 7/31:
2008	94,000	25,000	69,023	—	—	—
2007	94,000	25,000	71,607	—	—	—

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2013(b)	—	—	—	53,900	100,000	322,064
2012	—	—	—	53,900	100,000	317,356
2011	53,700	25,000	74,387	—	—	—
2010	53,700	25,000	76,033	—	—	—
2009(a)	56,000	25,000	70,730	—	—	—
Year Ended 7/31:
2008	56,000	25,000	72,986	—	—	—
2007	56,000	25,000	75,695	—	—	—

(a)	For the seven months ended February 28, 2009.
(b)	For the six months ended August 31, 2012.

78	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (c)
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2013(b)	$—	$—	$—	$16,313	$10.00	$29.57
2012	—	—	—	16,313	10.00	29.18
2011	—	—	—	16,313	10.00	26.99
2010	14,275	25,000	76,010	—	—	—
2009(a)	14,925	25,000	68,946	—	—	—
Year Ended 7/31:
2008	16,000	25,000	69,195	—	—	—
2007	16,000	25,000	72,561	—	—	—

(a)	For the seven months ended February 28, 2009.
(b)	For the six months ended August 31, 2012.
(c)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2013(b)	2015	$10.06	$10.07
2012	2015	10.08	9.95
2011	2015	9.73	9.82	^
2010	—	—	—
2009(a)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—

^	For the period November 15, 2010 (first issuance date of shares) through February 28, 2011.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (c)			VMTP Shares at the End of Period			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2013(b)	$—	$—	$—	$—	$—	$—	$73,500	$100,000	$331,997	$—
2012	—	—	—	—	—	—	73,500	100,000	328,176	—
2011	73,000	25,000	76,560	—	—	—	—	—	—	—
2010	73,000	25,000	78,917	—	—	—	—	—	—	—
2009(a)	77,000	25,000	71,066	—	—	—	—	—	—	—
Year Ended 7/31:
2008	77,000	25,000	72,603	—	—	—	—	—	—	—
2007	77,000	25,000	75,017	—	—	—	—	—	—	—

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2013(b)	—	—	—	31,103	10.00	31.98	—	—	—	—
2012	—	—	—	31,103	10.00	31.63	—	—	—	—
2011	12,500	25,000	72,379	19,450	10.00	28.95	—	—	—	2.90
2010	29,000	25,000	80,423	—	—	—	—	—	—	—
2009(a)	31,000	25,000	72,332	—	—	—	—	—	—	—
Year Ended 7/31:
2008	31,000	25,000	73,770	—	—	—	—	—	—	—
2007	31,000	25,000	75,898	—	—	—	—	—	—	—

(a)	For the seven months ended February 28, 2009.
(b)	For the six months ended August 31, 2012.
(c)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average			Ending	Average
		Market Value	Market Value			Market Value	Market Value
	Series	Per Share	Per Share		Series	Per Share	Per Share
Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2013(b)	2015	$10.09	$10.09		2016	$10.17	$10.18
2012	2015	10.08	10.01		2016	10.18	10.12	^^
2011	2015	9.78	9.85	^	—	—	—
2010	—	—	—		—	—	—
2009(a)	—	—	—		—	—	—
Year Ended 7/31:
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

^	For the period November 22, 2010 (first issuance date of shares) through February 28, 2011.
^^	For the period March 18, 2011 (first issuance of shares) through February 29, 2012.

80	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (c)
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2013(b)	$—	$—	$—	$24,244	$10.00	$30.31
2012	—	—	—	24,244	10.00	30.09
2011	21,600	25,000	75,821	—	—	—
2010	21,600	25,000	78,241	—	—	—
2009(a)	23,100	25,000	69,107	—	—	—
Year Ended 7/31:
2008	24,000	25,000	70,090	—	—	—
2007	24,000	25,000	72,598	—	—	—

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2013(b)	—	—	—	18,470	10.00	28.75
2012	—	—	—	18,470	10.00	28.45
2011	15,500	25,000	74,948	—	—	—
2010	15,500	25,000	78,325	—	—	—
2009(a)	16,500	25,000	70,647	—	—	—
Year Ended 7/31:
2008	16,500	25,000	71,881	—	—	—
2007	16,500	25,000	73,778	—	—	—

(a)	For the seven months ended February 28, 2009.
(b)	For the six months ended August 31, 2012.
(c)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2013(b)	2014	$10.12	$10.09
2012	2014	10.07	10.09	^
2011	—	—	—
2010	—	—	—
2009(a)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2013(b)	2014	10.10	10.10
2012	2014	10.10	10.20	^^
2011	—	—	—
2010	—	—	—
2009(a)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—

^	For the period April 5, 2011 (first issuance date of shares) through February 29, 2012.
^^	For the period April 19, 2011 (first issuance date of shares) through February 29, 2012.

See accompanying notes to financial statements.

Nuveen Investments	81

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund (NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ) (each a “Fund” and collectively, the “Funds”). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP) and Ohio Quality Income (NUO) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the NYSE MKT (formerly known as NYSE Amex). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio Fund reorganization of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Approved Fund Reorganizations

On April 18, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for all the Michigan and Ohio Funds included in this report. The reorganizations are intended to create a single larger state Fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Funds
Michigan Funds
Michigan Premium Income (NMP)	Michigan Quality Income (NUM)
Michigan Dividend Advantage (NZW)
Ohio Funds
Ohio Dividend Advantage (NXI)
Ohio Dividend Advantage 2 (NBJ)	Ohio Quality Income (NUO)
Ohio Dividend Advantage 3 (NVJ)

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer their assets to the Acquiring Funds in exchange for common and preferred shares of the Acquiring Funds, and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.

In addition, shareholders of the Acquired Funds will become shareholders of the Acquiring Funds. Holders of common shares will receive newly issued common shares of the Acquiring Funds, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund will receive on a one-for-one basis newly issued preferred shares of their Acquiring Fund, in exchange for preferred shares of their Acquired Fund held immediately prior to the reorganization.

In connection with the reorganizations, certain Funds have begun accruing for known associated costs and expenses. Such amounts are included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Reorganization expense” on the Statement of Operations.

82	Nuveen Investments

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2012, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	83

Notes to
Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of February 29, 2012, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2012, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Michigan Dividend Advantage (NZW)			Ohio Dividend Advantage (NXI)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	1,631,300	2.30%	NZW Pr C	1,945,000	2.35%	NXI Pr C
Series 2016	—	—	—	1,165,340	2.95	NXI Pr D

	Ohio Dividend Advantage 2 (NBJ)			Ohio Dividend Advantage 3 (NVJ)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2014	2,424,400	2.35%	NBJ Pr A	1,847,015	2.35%	NVJ Pr A

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date.

The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Michigan Dividend Advantage		Ohio Dividend Advantage		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
	(NZW	)	(NXI	)	(NXI	)	(NBJ	)	(NVJ	)
	Series 2015		Series 2015		Series 2016		Series 2014		Series 2014
Term Redemption Date	December 1, 2015		December 1, 2015		April 1, 2016		May 1, 2014		May 1, 2014
Optional Redemption Date	December 1, 2011		December 1, 2011		April 1, 2012		April 1, 2012		May 1, 2012
Premium Expiration Date	November 30, 2012		November 30, 2012		March 31, 2013		March 31, 2013		April 30, 2013

The average liquidation value of all series of MTP Shares outstanding for each Fund during the six months ended August 31, 2012, was as follows:

	Michigan Dividend Advantage		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
	(NZW	)	(NXI	)	(NBJ	)	(NVJ	)
Average liquidation value of MTP Shares outstanding	$16,313,000		$31,103,400		$24,244,000		$18,470,150

84	Nuveen Investments

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. Michigan Quality Income (NUM), Michigan Premium Income (NMP) and Ohio Quality Income (NUO) issued their VMTP Shares in a privately negotiated offering in July 2011. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem all or a portion of, the remainder of each Fund’s outstanding ARPS. Each Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2012, the number of VMTP Shares outstanding, at liquidation value, for each Fund is as follows:

	Michigan Quality Income		Michigan Premium Income		Ohio Quality Income
	(NUM	)	(NMP	)	(NUO	)
Series 2014	$87,900,000		$53,900,000		$73,500,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

	Michigan Quality Income		Michigan Premium Income		Ohio Quality Income
	(NUM	)	(NMP	)	(NUO	)
Term Redemption Date	August 1, 2014		August 1, 2014		August 1, 2014
Optional Redemption Date	August 1, 2012		August 1, 2012		August 1, 2012
Premium Expiration Date	July 31, 2012		July 31, 2012		July 31, 2012

The average liquidation value of VMTP Shares outstanding and annualized dividend rate of VMTP Shares for each Fund during the six months ended August 31, 2012, were as follows:

	Michigan Quality Income		Michigan Premium Income		Ohio Quality Income
	(NUM	)	(NMP	)	(NUO	)
Average liquidation value of VMTP Shares outstanding	$87,900,000		$53,900,000		$73,500,000
Annualized dividend rate	1.22%		1.22%		1.22%

Dividends on VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the

Nuveen Investments	85

Notes to
Financial Statements (Unaudited) (continued)

underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage		Ohio Quality Income		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
	(NUM	)	(NMP	)	(NZW	)	(NUO	)	(NXI	)	(NBJ	)	(NVJ	)
Maximum exposure to Recourse Trusts	$4,200,000		$3,180,000		$1,050,000		$2,400,000		$1,280,000		$480,000		$320,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2012, were as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage
	(NUM	)	(NMP	)	(NZW	)
Average floating rate obligations outstanding	$3,630,000		$2,330,000		$665,000
Average annual interest rate and fees	0.90%		0.90%		0.90%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge

86	Nuveen Investments

assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares or VMTP Shares were recorded as a deferred charge, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Michigan Dividend Advantage		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage3
	(NZW	)	(NXI	)	(NBJ	)	(NVJ	)
MTP Shares offering costs	$574,695		$1,036,551		$668,050		$590,877

	Michigan Quality Income		Michigan Premium Income		Ohio Quality Income
	(NUM	)	(NMP	)	(NUO	)
VMTP Shares offering costs	$480,000		$135,000		$420,000

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 —	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	87

Notes to
Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Michigan Quality Income (NUM)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$274,809,582	$—	$274,809,582

Michigan Premium Income (NMP)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$173,115,668	$—	$173,115,668

Michigan Dividend Advantage (NZW)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$48,156,470	$—	$48,156,470

Ohio Quality Income (NUO)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$240,636,002	$—	$240,636,002

Ohio Dividend Advantage (NXI)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$96,879,029	$—	$96,879,029

Ohio Dividend Advantage 2 (NBJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$71,453,571	$—	$71,453,571

Ohio Dividend Advantage 3 (NVJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$51,619,761	$—	$51,619,761

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2012.

88	Nuveen Investments

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	Michigan Quality Income (NUM)		Michigan Premium Income (NMP)		Michigan Dividend Advantage (NZW)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	(3,400)	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$13.00	$—	$—	$—	$—
Discount per share repurchased and retired	—%	14.30%	—%	—%	—%	—%

	Ohio Quality Income (NUO)		Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued to shareholders due to reinvestment of distributions	17,659	11,572	594	598
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—%	—%	—%	—%

	Ohio Dividend Advantage 2 (NBJ)		Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	81	248
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—%	—%	—%	—%

Preferred Shares
Michigan Dividend Advantage (NZW) redeemed the remainder of its outstanding ARPS during the fiscal year ended February 28, 2011.

Transactions in ARPS were as follows:

	Michigan Quality Income (NUM)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series TH	N/A	N/A	2,972	$74,300,000
Series F	N/A	N/A	521	13,025,000
Total	N/A	N/A	3,493	$87,325,000

N/A – As of February 29, 2012, the Fund redeemed all of its outstanding ARPS, at liquidation value.

Nuveen Investments	89

Notes to
Financial Statements (Unaudited) (continued)

	Michigan Premium Income (NMP)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	805	$20,125,000
Series TH	N/A	N/A	1,343	33,575,000
Total	N/A	N/A	2,148	$53,700,000

	Ohio Quality Income (NUO)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	645	$16,125,000
Series TH	N/A	N/A	1,327	33,175,000
Series TH2	N/A	N/A	948	23,700,000
Total	N/A	N/A	2,920	$73,000,000

	Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series W	N/A	N/A	500	$12,500,000

	Ohio Dividend Advantage 2 (NBJ)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series F	N/A	N/A	864	$21,600,000

	Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	620	$15,500,000

N/A – As of February 29, 2012, the Fund redeemed all of its outstanding ARPS, at liquidation value.

Transactions in MTP Shares were as follows:

	Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2016	—	$—	1,165,340	$11,653,400

90	Nuveen Investments

	Ohio Dividend Advantage 2 (NBJ)				Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/12		Year Ended 2/29/12		Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	2,424,400	$24,244,00	—	$—	1,847,015	$18,470,10

Transactions in VMTP Shares were as follows:

	Michigan Quality Income (NUM)				Michigan Premium Income (NMP)
	Six Months Ended 8/31/12		Year Ended 2/29/12		Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	879	$87,900,000	—	$—	539	$53,900,000

	Ohio Quality Income (NUO)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	735	$73,500,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended August 31, 2012, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Purchases	$17,410,844		$10,547,639		$3,002,433
Sales and maturities	17,194,036		11,019,169		2,492,655

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Purchases	$14,696,250		$8,132,660		$6,578,144		$4,830,821
Sales and maturities	13,594,000		8,847,230		6,754,500		5,332,000

6.Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

At August 31, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Cost of investments	$247,368,645		$158,812,021		$43,569,473
Gross unrealized:
Appreciation	$24,229,115		$12,188,377		$3,979,178
Depreciation	(418,095)		(214,961)		(57,047)
Net unrealized appreciation (depreciation) of investments	$23,811,020		$11,973,416		$3,922,131

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Cost of investments	$218,981,799		$88,250,849		$65,555,352		$47,062,818
Gross unrealized:
Appreciation	$21,698,813		$9,205,953		$6,270,441		$4,854,961
Depreciation	(44,610)		(577,773)		(372,222)		(298,018)
Net unrealized appreciation (depreciation) of investments	$21,654,203		$8,628,180		$5,898,219		$4,556,943

Permanent differences, primarily due to federal taxes paid, taxable market discount and nondeductible offering costs, resulted in reclassifications among the Funds’ components of Common share net assets at February 29, 2012, the Funds’ last tax year end, as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Paid-in surplus	$(99,443)		$(26,609)		$(114,130)
Undistributed (Over-distribution of) net investment income	98,054		13,489		111,892
Accumulated net realized gain (loss)	1,389		13,120		2,238

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Paid-in surplus	$(85,277)		$(201,901)		$(195,375)		$(167,688)
Undistributed (Over-distribution of) net investment income	76,917		196,876		190,503		163,174
Accumulated net realized gain (loss)	8,360		5,025		4,872		4,514

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 29, 2012, the Funds’ last tax year end, were as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage
	(NUM	)	(NMP	)	(NZW	)
Undistributed net tax-exempt income*	$4,019,416		$2,582,010		$418,798
Undistributed net ordinary income**	1,802		201		—
Undistributed net long-term capital gains	—		—		—

92	Nuveen Investments

	Ohio Quality Income		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
	(NUO	)	(NXI	)	(NBJ	)	(NVJ	)
Undistributed net tax-exempt income*	$3,865,603		$946,850		$907,200		$652,975
Undistributed net ordinary income**	66,795		19,446		4,694		15,019
Undistributed net long-term capital gains	—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2012, paid on March 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 29, 2012, was designated for purposes of the dividends paid deduction as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage
2012	(NUM	)	(NMP	)	(NZW	)
Distributions from net tax-exempt income	$10,625,977		$6,881,890		$2,025,887
Distributions from net ordinary income**	—		—		—
Distributions from net long-term capital gains	—		—		—

	Ohio Quality Income		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
2012	(NUO	)	(NXI	)	(NBJ	)	(NVJ	)
Distributions from net tax-exempt income	$9,599,169		$4,506,686		$3,102,895		$2,307,353
Distributions from net ordinary income**	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 29, 2012, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage		Ohio Quality Income		Ohio Dividend Advantage		Ohio Dividend Advantage 2		Ohio Dividend Advantage 3
	(NUM	)	(NMP	)	(NZW	)	(NUO	)	(NXI	)	(NBJ	)	(NVJ	)
Expiration:
February 28, 2017	$—		$9,738		$327,197		$1,211,421		$—		$491,565		$52,532
February 28, 2018	2,327,226		1,586,140		834,359		78,027		—		211,828		177,836
February 28, 2019	—		—		—		1,468,286		596,403		310,572		275,067
Total	$2,327,226		$1,595,878		$1,161,556		$2,757,734		$596,403		$1,013,965		$505,435

During the Funds’ last tax year ended February 29, 2012, the following Funds utilized capital loss carryforwards as follows:

	Michigan Quality Income		Michigan Premium Income		Michigan Dividend Advantage		Ohio Quality Income		Ohio Dividend Advantage 2
	(NUM	)	(NMP	)	(NZW	)	(NUO	)	(NBJ	)
Utilized capital loss carryforwards	$451,364		$269,079		$114,555		$97,638		$45,452

Under the Regulated Investment Company Modernization Act of 2010, (the “Act”), capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	Ohio Dividend Advantage		Ohio Dividend Advantage 3
	(NXI	)	(NVJ	)
Post-enactment losses:
Short-term	$24,438		$37,394
Long-term	—		—

Nuveen Investments	93

Notes to
Financial Statements (Unaudited) (continued)

The Funds have elected to defer losses incurred from November 1, 2011 through February 29, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

	Michigan Dividend Advantage
	(NZW	)
Post-October capital losses	$928
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Michigan Quality Income (NUM)
Michigan Premium Income (NMP)
Ohio Quality Income (NUO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Michigan Dividend Advantage (NZW)
Ohio Dividend Advantage (NXI)
Ohio Dividend Advantage 2 (NBJ)
Ohio Dividend Advantage 3 (NVJ)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

94	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2012, the complex-level fee rate for each of these Funds was .1702%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Ohio Dividend Advantage 3’s (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

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Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 21-23, 2012 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 18-19, 2012, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board

96	Nuveen Investments

during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and reports on compliance, regulatory matters and risk management. The Board also meets with key investment personnel managing the Fund portfolios during the year. In October 2011, the Board also created two new standing committees (the Open-end Fund Committee and the Closed-end Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive issues and business practices of open-end and closed-end funds.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Board visited with the Sub-Advisor’s municipal team in Minneapolis in September 2011, and with the Sub-Advisor’s municipal team in Chicago in November 2011. Further, an ad hoc committee of the Board visited the then-current transfer agents of the Nuveen funds in 2011 and the audit committee of the Board visited the various pricing agents for the Nuveen funds in January 2012. The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at the meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

98	Nuveen Investments

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included completion of the refinancing of auction rate preferred securities; efforts to eliminate product overlap with fund mergers; elimination of the insurance mandate on several funds; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings, share repurchases and other support initiatives for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications concerning the refinancing efforts related to auction rate preferred securities; supporting and promoting munifund term preferred shares (MTP) including by launching a microsite dedicated to MTP shares; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the Nuveen funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data compiled by Nuveen that was provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks).

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012.

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of the Nuveen Ohio Quality Income Municipal Fund, Inc. (the “Ohio Quality Fund”), the Nuveen Ohio Dividend Advantage Municipal Fund (the “Ohio Dividend Fund”), the Ohio Dividend Advantage Municipal Fund 2 (the “Ohio Dividend Fund 2”), and the Nuveen Ohio Dividend Advantage Municipal Fund 3 (the “Ohio Dividend Fund 3”) were classified as having significant differences from such Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period. In addition, although the performance below reflects the performance results for the time periods ending as of the most recent calendar year end (unless otherwise indicated), the Board also recognized that selecting a different ending time period may derive different results. Furthermore, while the Board is cognizant of the relevant performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and recognized that the objectives, investment parameters and guidelines of peers and/or benchmarks may differ to some extent, thereby resulting in differences in performance results. Nevertheless, with respect to any Nuveen funds that the Board considers to have underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

In considering the results of the comparisons, the Independent Board Members observed, among other things, that the Nuveen Michigan Dividend Advantage Municipal Fund had satisfactory performance compared to its peers, performing in the third quartile over various periods. With respect to the Nuveen Michigan Quality Income Municipal Fund, Inc. and the Nuveen Michigan Premium Income Municipal Fund, Inc., the Independent Board Members observed that such Funds lagged their peers somewhat in the shorter one- and three-year periods, but demonstrated more favorable performance in the longer five-year period. As noted above, the Ohio Quality Fund, the Ohio Dividend Fund, the Ohio Dividend Fund 2 and the Ohio Dividend Fund 3 had significant differences from their respective Performance Peer Groups. Therefore, the Independent Board Members considered such Funds’ performance compared to their

100	Nuveen Investments

benchmarks and noted that each such Fund outperformed its respective benchmark in the one- and three-year periods.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.
Fees, Expenses and Profitability

1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses (excluding leverage costs and leveraged assets), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the overwhelming majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Funds each had net management fees and net expense ratios (including fee waivers and expense reimbursements) below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and range of fees offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds, funds of other sponsors (if any), and other clients (such as retail and/or institutional managed accounts).

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2011. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Advisor’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel in compliance, risk management, and product development as well as its ability to allocate resources to various areas of the Advisor as the need arises. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability

102	Nuveen Investments

information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Advisor, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets

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Approval Process (Unaudited) (continued)

increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc., the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and may benefit from such soft dollar arrangements. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by a Fund Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Fund Adviser to manage the Fund. The Independent Board Members noted that the Fund Advisers’ profitability may be somewhat lower if they did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

104	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	105

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

106	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

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Glossary of Terms
Used in this Report (continued)

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Michigan Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Indexes for Michigan and Ohio: Unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade Michigan and Ohio municipal bond markets, respectively. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

108	Nuveen Investments

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment- grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	109

Notes

110	Nuveen Investments

Additional Fund Information

Board of Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NUM	—
NMP	—
NZW	—
NUO	—
NXI	—
NBJ	—
NVJ	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	111

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $212 billion as of June 30, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-C-0812D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 8, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 8, 2012